UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
High Yield Municipal Income Fund
Annual Report
January 31, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report January 31, 2024
Eaton Vance
High Yield Municipal Income Fund

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Management’s Discussion of Fund Performance†

Economic and Market Conditions
For municipal bond investors, the 12-month period ended January 31, 2024, may be described as a roller-coaster ride driven by changing expectations of how long the U.S. Federal Reserve (the Fed) might keep raising the federal funds rate to tame inflation, and how high rates might go.
As the period opened in February 2023, a months-long municipal bond rally stalled as robust economic reports led investors to fear the Fed might keep rates higher for longer than previously expected.
In March 2023, however, municipal bond performance turned positive following the failure of two regional U.S. banks that triggered a “flight to quality” that, in turn, lifted municipal bonds to their strongest March performance since 2008 -- despite the Fed raising rates for a ninth consecutive time that month.
In April 2023, the municipal bond market began another sell-off. Although positive technical factors -- particularly municipal bond demand that exceeded supply -- produced brief periods of positive performance, the Fed’s tenth and eleventh rate hikes in a little over a year -- in May and July 2023 -- caused municipal yields to rise and bond prices to fall.
From August through October 2023, above-average supply -- plus an end-of-summer slowdown in coupon reinvestment -- reduced demand for municipal bonds even more. Although the Fed left interest rates unchanged in September 2023, investors interpreted the message to be that rates might stay higher for longer than expected just weeks earlier -- adding fuel to the municipal bond sell-off.
In November and December 2023, the municipal bond market reversed course. After several consecutive months of negative returns and rising rates, federal tax-free municipal yields approached their 2022 highs, giving investors a compelling reason to buy municipal bonds.
Typical calendar year-end technical factors -- particularly constrained supplies and increased demand -- were additional tailwinds for municipal bond prices. Falling inflation and easing employment gains also led many investors to believe the Fed was done raising rates. As a result, the Bloomberg Municipal Bond Index (the Index) returned 6.35% in November 2023, its best monthly performance since 1982.
In December 2023, the Index posted another solid monthly gain as investors began to conclude the Fed might actually begin lowering interest rates as early as March 2024. In the final month of the period, however, municipal returns turned negative as municipal bonds -- following a strong year-end rally -- appeared overvalued relative to U.S. Treasurys. Strong U.S. economic reports led investors to push expectations of a potential rate cut out to mid-2024, weighing on municipal returns during the period.
For the period as a whole, the Index returned 2.90%. Yields rose and prices fell across the municipal bond yield curve. Municipal bonds outperformed U.S. Treasurys in the middle- and long-maturity areas of the curve, but underperformed Treasurys in the short-maturity portion of the yield curve. During the period, lower-rated bonds generally outperformed higher-rated bonds, while longer-maturity bonds outperformed shorter-maturity bonds.
Fund Performance
For the 12-month period ended January 31, 2024, Eaton Vance High Yield Municipal Income Fund (the Fund) returned 4.42% for Class A shares at net asset value (NAV), outperforming its benchmark, the Bloomberg Municipal Bond Index (the Index), which returned 2.90%.
The Fund invests primarily in high yield municipal obligations -- securities rated BBB and below. The Index, which reflects the broad municipal market, had a significantly smaller weight in BBB-rated and below-investment-grade bonds than the Fund during the period.
For the period as a whole, the municipal high yield asset class outperformed the municipal investment-grade asset class due to higher interest income and the generally longer duration of high yield bonds. Longer duration municipal bonds generally outperformed shorter duration municipal bonds during the period.
Contributors to Fund performance versus the Index during the period included security selections and an overweight position in bonds with 17 years or more remaining to maturity. Additional contributors included security selections and an overweight position in the industrial development revenue sector, and the Fund’s hedging strategy, which used U.S. Treasury futures to help mitigate interest rate volatility.
As a risk-management tactic within the Fund’s overall strategy, interest rate hedging is intended to moderate performance in both up and down markets. In a period when municipal bonds generally declined in price as yields moved higher, the Fund’s Treasury-futures hedging strategy contributed to relative returns versus the unhedged Index.
In contrast, detractors from Fund performance versus the Index included an underweight position in California bonds and the Fund’s use of leverage during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Management’s Discussion of Fund Performance† — continued

The Fund used leverage in the form of residual interest bond financing to enhance its tax-exempt income potential. In general, the use of leverage has the effect of achieving additional exposure to the municipal bond market, thereby magnifying the Fund’s exposure to its underlying holdings in both up and down market environments. In a period when interest rates rose and bond prices declined, the use of leverage -- including selection of bonds held in trust -- detracted from Index-relative returns.
3

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Performance

Portfolio Manager(s) Cynthia J. Clemson and William J. Delahunty, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	08/07/1995	08/07/1995	4.42%	2.13%	4.04%
Class A with 3.25% Maximum Sales Charge	—	—	1.07	1.45	3.70
Class C at NAV	06/18/1997	08/07/1995	3.65	1.38	3.44
Class C with 1% Maximum Deferred Sales Charge	—	—	2.65	1.38	3.44
Class I at NAV	05/09/2007	08/07/1995	4.68	2.39	4.32
Class W at NAV	10/01/2021	08/07/1995	5.30	2.60	4.42

Bloomberg Municipal Bond Index	—	—	2.90%	1.99%	2.78%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class W
Gross	0.91%	1.66%	0.66%	0.64%
Net	0.91	1.66	0.66	0.21
% Distribution Rates/Yields[4]	Class A	Class C	Class I	Class W
Distribution Rate	4.08%	3.33%	4.33%	4.80%
Taxable-Equivalent Distribution Rate	6.89	5.62	7.31	8.11
SEC 30-day Yield	3.79	3.17	4.16	4.63
Taxable-Equivalent SEC 30-day Yield	6.40	5.35	7.03	7.82
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	3.64%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment[2]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	01/31/2014	$14,025	N.A.
Class I, at minimum investment	$1,000,000	01/31/2014	$1,526,106	N.A.
Class W	$10,000	01/31/2014	$15,421	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
5

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class W is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratio for Class W reflects a contractual expense reimbursement of investment advisory fees that continues through 5/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profile subject to change due to active management.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.

6

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (8/1/23)	Ending Account Value (1/31/24)	Expenses Paid During Period* (8/1/23 – 1/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,040.70	$5.09	0.99%
Class C	$1,000.00	$1,037.00	$8.88	1.73%
Class I	$1,000.00	$1,042.00	$3.81	0.74%
Class W	$1,000.00	$1,044.50	$1.44**	0.28%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.22	$5.04	0.99%
Class C	$1,000.00	$1,016.48	$8.79	1.73%
Class I	$1,000.00	$1,021.48	$3.77	0.74%
Class W	$1,000.00	$1,023.79	$1.43**	0.28%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2023.
**	Absent a reimbursement of investment advisory fees by an affiliate(s), expenses would be higher.
7

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Portfolio of Investments

Corporate Bonds — 1.9%
Security	Principal Amount (000's omitted)	Value
Education — 0.3%
Grand Canyon University, 4.125%, 10/1/24	$5,000	$ 4,837,502
		$ 4,837,502
Hospital — 1.0%
Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$ 3,611,096
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	4,990	4,915,150
Montefiore Obligated Group, 4.287%, 9/1/50	8,915	5,620,504
		$ 14,146,750
Other — 0.6%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$7,980	$ 8,533,970
		$ 8,533,970
Total Corporate Bonds (identified cost $29,564,045)		$ 27,518,222

Tax-Exempt Mortgage-Backed Securities — 0.4%
Security	Principal Amount (000's omitted)	Value
Housing — 0.4%
National Finance Authority, NH, Municipal Certificates, Series 2022-2, Class A, 4.00%, 10/20/36	$6,883	$ 6,616,007
Total Tax-Exempt Mortgage-Backed Securities (identified cost $6,225,558)		$ 6,616,007

Tax-Exempt Municipal Obligations — 94.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.7%
Texas Water Development Board, 5.25%, 10/15/51(2)	$10,000	$ 11,222,900
		$ 11,222,900
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 6/30/27(4)	$567	$ 102,093
		$ 102,093
Security	Principal Amount (000's omitted)	Value
Education — 2.9%
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	$925	$ 719,881
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.75%, 6/1/52(1)	1,500	1,536,585
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	545	532,961
5.375%, 6/15/48(1)	1,020	946,193
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	100	90,755
4.00%, 5/1/51	500	414,645
District of Columbia, (KIPP DC), 4.00%, 7/1/44	970	903,759
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(1)	4,300	3,599,960
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	629,017
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	750	684,052
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	2,500	2,565,625
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	145	141,817
5.00%, 7/1/55	460	428,357
Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/40	1,200	1,167,948
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 4.00%, 7/1/51(1)	2,870	2,267,415
New Jersey Educational Facilities Authority, (Institute for Advanced Study), (SPA: TD Bank, N.A.), 3.75%, 7/1/31(5)	1,800	1,800,000
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	2,500	2,408,525
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(1)	230	221,053
5.00%, 6/15/39(1)	185	177,887
5.00%, 6/15/49(1)	260	235,079
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	970	732,331
5.00%, 4/1/40(1)	795	773,463
5.00%, 4/1/50(1)	2,380	2,178,819
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	2,000	1,653,220

8
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
Tennessee State School Bond Authority:
5.00%, 11/1/52	$380	$ 415,359
5.00%, 11/1/52(2)	10,000	10,930,600
Washington Housing Finance Commission, (Seattle Academy of Arts and Sciences):
5.875%, 7/1/43(1)	1,345	1,490,596
6.125%, 7/1/53(1)	3,525	3,893,715
		$ 43,539,617
Electric Utilities — 2.7%
Arkansas River Power Authority, CO, 5.00%, 10/1/43	$4,235	$ 4,345,576
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,890	15,060,860
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	5,610	3,803,580
Philadelphia, PA, Gas Works Revenue, (LOC: TD Bank, N.A.), 4.65%, 8/1/31(5)	1,000	1,000,000
South Carolina Public Service Authority:
5.00%, 12/1/49	5,000	5,001,850
5.75%, 12/1/47	10,000	11,174,200
		$ 40,386,066
Escrowed/Prerefunded — 1.2%
Decatur Hospital Authority, TX, (Wise Health System), Prerefunded to 9/1/31, 4.00%, 9/1/44	$9,035	$ 9,628,328
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.):
Prerefunded to 7/1/24, 5.00%, 7/1/34	750	754,628
Prerefunded to 7/1/24, 5.00%, 7/1/39	1,250	1,257,712
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/37	1,000	1,024,150
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront):
Prerefunded to 10/1/24, 5.125%, 10/1/34	2,500	2,528,275
Prerefunded to 10/1/24, 5.40%, 10/1/44	1,770	1,793,187
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/43	570	637,328
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/40(1)	45	51,083
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	130	147,572
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	30	33,239
		$ 17,855,502
Security	Principal Amount (000's omitted)	Value
General Obligations — 7.8%
Chicago Board of Education, IL:
5.00%, 12/1/41	$3,550	$ 3,629,662
5.00%, 12/1/42	6,950	6,949,444
5.00%, 12/1/44	2,305	2,316,364
5.00%, 12/1/46	5,500	5,509,735
5.00%, 12/1/46	2,500	2,506,200
5.00%, 12/1/47	9,800	9,843,512
6.00%, 12/1/49	4,375	4,816,788
Chicago, IL:
5.00%, 1/1/44	7,000	7,167,930
5.25%, 1/1/38	6,750	7,317,472
5.50%, 1/1/43	2,000	2,114,460
Detroit, MI:
5.00%, 4/1/30	1,400	1,461,824
5.00%, 4/1/31	865	902,204
6.00%, 5/1/43	1,000	1,123,340
Illinois:
5.00%, 5/1/35	3,500	3,508,260
5.00%, 12/1/42	8,125	8,366,719
5.50%, 5/1/39	1,085	1,203,634
5.50%, 3/1/47	2,000	2,206,600
5.50%, 5/1/47	2,000	2,209,060
5.75%, 5/1/45	1,115	1,229,042
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47(2)	5,000	5,445,900
New York, NY, 4.00%, 4/1/50	10,000	9,882,600
Puerto Rico:
0.00%, 7/1/33	731	465,681
4.00%, 7/1/33	4,500	4,375,845
4.00%, 7/1/41	7,533	6,893,599
5.625%, 7/1/29	3,343	3,625,772
5.75%, 7/1/31	8,681	9,688,554
Ysleta Independent School District, TX, (PSF Guaranteed), 4.25%, 8/15/56	1,500	1,507,455
		$ 116,267,656
Hospital — 8.6%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/47	$7,975	$ 8,141,598
Bucks County Industrial Development Authority, PA, (Grand View Hospital):
5.00%, 7/1/36	1,200	1,099,152
5.00%, 7/1/54	6,000	4,828,680

9
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/40	$550	$ 541,019
5.00%, 11/1/44	500	480,895
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,655	1,590,107
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 3.00%, 11/15/51	11,160	8,474,681
Colorado Health Facilities Authority, (CommonSpirit Health):
4.00%, 8/1/44	3,290	3,160,999
5.50%, 11/1/47	4,000	4,366,800
Connecticut State Health and Educational Facilities Authority, (Connecticut Children Medical Center), 4.25%, 7/15/53	2,045	1,999,151
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,230,689
Fairfax County Industrial Development Authority, VA, (Inova Health System), 4.00%, 5/15/48	4,060	3,966,052
Grand Forks, ND, (Altru Health System), 5.42%, 12/1/53	1,500	1,577,190
Grays Harbor County Public Hospital District No. 1, WA, (Summit Pacific Medical Center), 6.875%, 12/1/53	2,610	2,730,582
Illinois Finance Authority, (OSF HealthCare System), 4.125%, 5/15/47	4,975	4,842,018
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	4,385	4,339,177
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.25%, 7/1/53	3,500	3,738,945
Massachusetts Development Finance Agency, (Boston Medical Center), Sustainability Bonds, 4.375%, 7/1/52	2,700	2,708,181
Michigan Finance Authority, (Trinity Health Credit Group), 4.00%, 12/1/49	6,475	6,255,109
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 12/1/52	7,850	8,466,696
Montana Facility Finance Authority, (Bozeman Deaconess Health Services Obligated Group), 5.00%, 6/1/48	4,000	4,143,960
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	1,076,331
Muskingum County, OH, (Genesis HealthCare System Obligated Group):
5.00%, 2/15/33	2,775	2,774,917
5.00%, 2/15/44	3,835	3,588,218
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
4.00%, 7/1/48	6,265	5,714,870
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group): (continued)
5.00%, 7/1/41	$1,750	$ 1,767,202
Norfolk Economic Development Authority, VA, (Sentara Healthcare), 4.00%, 11/1/48	4,000	3,843,520
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,885	4,631,762
Skagit County Public Hospital District No. 1, WA, 5.50%, 12/1/54(6)	2,750	2,908,730
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	2,909,133
West Virginia Hospital Finance Authority, (Vandalia Health):
6.00%, 9/1/48	4,000	4,637,480
6.00%, 9/1/53	4,000	4,594,400
West Virginia Hospital Finance Authority, (West Virginia Health System Obligated Group), 4.375%, 6/1/53	3,000	3,055,380
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), 6.25%, 11/1/52	560	637,784
Wisconsin Health and Educational Facilities Authority, (Thedacare, Inc.), 3.125%, 12/15/49	3,765	2,887,416
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,501,475
		$ 128,210,299
Housing — 6.4%
Connecticut Housing Finance Authority, (SPA: TD Bank, N.A.), 4.70%, 11/15/50(5)	$8,400	$ 8,400,000
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	4,000	3,417,640
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	14,350	9,678,070
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	9,930	6,840,181
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 3.90%, 4/1/49(5)	7,000	7,000,000
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.125%, 6/1/58	1,650	1,691,531
Iowa Finance Authority, SFMR:
(FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 4.63%, 1/1/49(5)	965	965,000
(FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 4.63%, 7/1/49(5)	1,075	1,075,000
(FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 4.63%, 7/1/49(5)	3,085	3,085,000

10
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
King County Housing Authority, WA, (Kirkland Heights Project), 4.625%, 1/1/41	$2,000	$ 2,093,580
Louisiana Housing Corp., LA, (Home Ownership Program), (FHLMC), (FNMA), (GNMA), 4.95%, 12/1/53	1,000	1,032,190
Maine Housing Authority:
Social Bonds, 4.65%, 11/15/48	1,000	1,015,210
Social Bonds, 4.70%, 11/15/53	2,500	2,537,150
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 5.75%, 7/1/53	2,000	2,160,680
Michigan Housing Development Authority, SFMR, (SPA: TD Bank, N.A.), 3.85%, 12/1/35(5)	1,000	1,000,000
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 4.80%, 2/1/53	5,000	5,073,050
Sustainable Development Bonds, (SPA: TD Bank, N.A.), 4.70%, 5/1/50(5)	7,600	7,600,000
Sustainable Development Bonds, (SPA: TD Bank, N.A.), 4.70%, 5/1/63(5)	8,100	8,100,000
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 4.65%, 1/1/46(5)	710	710,000
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.00%, 10/1/50	3,665	3,811,637
Public Finance Authority, WI, (University of Hawaii Foundation), Green and Social Bonds, 4.00%, 7/1/51(1)	2,500	2,054,725
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 4.60%, 10/1/48	3,700	3,741,440
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(7)	860	860,000
11.00%, 7/1/31(7)	2,000	2,000,000
Washington Housing Finance Commission, Sustainability Bonds, 3.375%, 4/20/37	8,502	7,542,939
Wyoming Community Development Authority, WY, (FHLMC), (FNMA), (GNMA), (SPA: TD Bank, N.A.), 4.65%, 12/1/50(5)	1,800	1,800,000
		$ 95,285,023
Industrial Development Revenue — 13.6%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(1)	$8,950	$ 8,763,124
Arkansas Development Finance Authority, (United States Steel Corp.):
Green Bonds, (AMT), 5.45%, 9/1/52	11,200	11,384,912
Green Bonds, (AMT), 5.70%, 5/1/53	6,730	6,942,668
Henderson, KY, (Pratt Paper, LLC):
(AMT), 4.45%, 1/1/42(1)	2,500	2,433,625
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Henderson, KY, (Pratt Paper, LLC): (continued)
(AMT), 4.70%, 1/1/52(1)	$7,500	$ 7,250,625
Houston, TX, (United Airlines, Inc.), (AMT), 4.00%, 7/15/41	11,730	10,629,022
Iowa Finance Authority, (Iowa Fertilizer Co.), 5.00%, 12/1/50	14,380	15,058,448
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.):
5.00% to 12/1/28 (Put Date), 12/1/53(1)	6,000	6,024,060
(AMT), 3.50%, 12/1/51(1)	5,250	3,839,850
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	4,050	4,012,456
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	1,886,298
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	9,000	8,021,880
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,428,240
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	12,325	10,681,954
(AMT), 4.875%, 11/1/42(1)	975	872,654
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,845	1,466,295
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	480	440,616
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	8,285	8,302,316
5.50%, 6/1/33	4,375	4,422,600
(AMT), 5.625%, 11/15/30	3,860	3,900,646
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	10,000	9,783,400
(AMT), 5.00%, 10/1/40	18,780	19,224,335
(AMT), 5.625%, 4/1/40	10,000	10,851,900
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	7,000	6,166,020
Ohio Air Quality Development Authority, (Pratt Paper, LLC):
(AMT), 4.25%, 1/15/38(1)	3,000	2,928,900
(AMT), 4.50%, 1/15/48(1)	5,000	4,767,150
Pennsylvania Economic Development Financing Authority, (Covanta), Green Bonds, (AMT), 3.25%, 8/1/39(1)	1,700	1,260,720
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,406,346

11
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	$5,000	$ 4,904,950
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	4,950	4,710,717
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	475	472,749
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	1,440	1,371,658
		$ 202,611,134
Insured - Escrowed/Prerefunded — 0.7%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$10,000	$ 10,276,300
		$ 10,276,300
Insured - Hospital — 0.9%
California Statewide Communities Development Authority, (Enloe University Medical Center), (AGM), 5.25%, 8/15/52	$600	$ 660,840
Columbia County Hospital Authority, GA, (Wellstar Health System, Inc.), (AGM), 5.00%, 4/1/48	2,125	2,300,525
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/46	6,505	5,037,537
Isle of Wight County Economic Development Authority, VA, (Riverside Health System), (AGM), 5.25%, 7/1/53	1,250	1,364,813
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group):
(AGM), 5.00%, 11/1/51	1,940	2,046,234
(AGM), 5.75%, 11/1/53	2,000	2,259,800
		$ 13,669,749
Insured - Housing — 0.2%
Knox County Health Educational and Housing Facility Board, TN, (University of Tennessee), (BAM), 5.00%, 7/1/64	$2,275	$ 2,374,486
		$ 2,374,486
Insured - Lease Revenue/Certificates of Participation — 0.4%
Indianapolis Local Public Improvement Bond Bank, IN, (BAM), 5.00%, 3/1/53	$5,000	$ 5,327,350
		$ 5,327,350
Insured - Special Tax Revenue — 3.6%
Harris County-Houston Sports Authority, TX:
(AGM), (NPFG), 0.00%, 11/15/34	$12,700	$ 7,941,183
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Harris County-Houston Sports Authority, TX: (continued)
(NPFG), 0.00%, 11/15/26	$9,395	$ 8,488,289
(NPFG), 0.00%, 11/15/28	9,605	8,068,296
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,014,973
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	342,024
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (AGM), 0.00%, 12/15/56	10,000	2,085,500
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	17,526,005
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.375%, 11/15/52	2,000	2,250,020
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	2,505	2,475,942
(AGM), 3.75%, 5/1/40	2,980	2,905,262
		$ 53,097,494
Insured - Transportation — 3.3%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport):
(AGM), (AMT), 5.50%, 1/1/48	$3,300	$ 3,659,535
(AGM), (AMT), 5.50%, 1/1/53	12,040	13,233,164
Chicago, IL, (Midway International Airport), (BAM), (AMT), 5.75%, 1/1/48	6,355	7,145,054
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,490,594
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, 1/15/32	1,955	2,311,572
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bond, (AGM), (AMT), 5.125%, 6/30/60	11,800	12,353,420
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	7,570,880
		$ 49,764,219
Lease Revenue/Certificates of Participation — 2.8%
Baltimore, MD, (Harbor Point), 5.00%, 6/1/51	$1,600	$ 1,606,528
New Hampshire Business Finance Authority, (Centurion Biosquare, Inc.), 5.88%, 12/15/38	12,950	13,184,654
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	9,100	10,039,848
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	960	1,009,699
5.00%, 6/15/44	8,290	8,792,789

12
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
New Jersey Educational Facilities Authority, (Higher Education Capital Improvement Fund), 4.625%, 9/1/48	$3,500	$ 3,643,045
New Jersey Transportation Trust Fund Authority, (Transportation Program), 4.25%, 6/15/44	3,600	3,659,652
		$ 41,936,215
Nursing Home — 0.0%(3)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$220	$ 220,816
		$ 220,816
Other Revenue — 4.1%
Black Belt Energy Gas District, AL, 5.50% to 2/1/29 (Put Date), 6/1/49	$2,800	$ 2,999,976
Buckeye Tobacco Settlement Financing Authority, OH:
3.00%, 6/1/48	4,545	3,453,609
5.00%, 6/1/55	31,115	29,421,100
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,340	4,781,204
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	6,250	2,500,000
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	1,260	1,303,445
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 12/1/30 (Put Date), 5/1/54	3,000	3,177,630
Military Installation Development Authority, UT, 4.00%, 6/1/41	1,500	1,222,575
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	2,040	2,045,732
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, 5.25% to 8/1/31 (Put Date), 10/1/54	9,250	9,971,408
		$ 60,876,679
Senior Living/Life Care — 10.2%
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29(1)	$360	$ 345,938
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	7,945	7,947,066
5.00%, 11/15/38	1,000	1,013,500
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/52	880	691,337
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,187,372
Clackamas County Hospital Facility Authority, OR, (Mary's Woods at Marylhurst), 5.00%, 5/15/48	425	368,059
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	$250	$ 230,440
5.375%, 11/15/55	300	277,479
Colorado Health Facilities Authority, (Aberdeen Ridge):
5.00%, 5/15/44	2,250	1,552,095
5.00%, 5/15/58	2,525	1,565,374
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	762,135
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(1)	1,000	858,400
Delaware Economic Development Authority, DE, (Acts Retirement Life Communities, Inc.), 5.25%, 11/15/53	5,000	5,172,500
District of Columbia, (Ingleside at Rock Creek):
5.00%, 7/1/32	1,600	1,589,088
5.00%, 7/1/52	2,100	1,774,962
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	898,970
Franklin County, OH, (Ohio Living Communities), 5.50%, 7/1/41	6,000	6,034,680
Hamilton County, OH, (Life Enriching Communities), 5.75%, 1/1/53	3,000	3,084,030
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	114,059
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	395	395,296
6.375%, 1/1/33	60	60,068
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,569,077
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	400	347,572
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,500	1,188,255
5.00%, 5/15/43	2,750	2,255,440
James City County Economic Development Authority, VA, (Williamsburg Landing), 6.875%, 12/1/58	2,600	2,792,790
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	1,550	1,630,150
5.00%, 11/15/38(1)	1,010	1,050,794
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
5.00%, 10/1/37(1)	1,300	1,313,338
5.00%, 10/1/47(1)	1,280	1,241,894
5.00%, 10/1/57(1)	2,410	2,250,386
Massachusetts Development Finance Agency, (Salem Community Corp.), 5.125%, 1/1/40	1,020	939,073

13
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(7)	$8	$ 85
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,242,306
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	7,819,041
Multnomah County Hospital Facilities Authority, OR, (Terwilliger Plaza), 4.00%, 12/1/51	2,250	1,597,410
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	585	541,792
5.625%, 7/1/46(1)	555	507,203
5.75%, 7/1/54(1)	1,745	1,582,959
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	5,991,044
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	15,000	13,794,750
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/25	1,600	1,578,960
4.375%, 1/1/39	1,250	1,030,000
5.00%, 1/1/49	6,000	4,852,260
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	6,000	6,892,920
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	1,835	1,417,317
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(1)	770	755,593
Public Finance Authority, WI, (Mary's Woods at Marylhurst):
5.25%, 5/15/42(1)	1,000	939,480
5.25%, 5/15/47(1)	1,335	1,210,111
5.25%, 5/15/52(1)	2,750	2,439,910
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	9,000	9,341,910
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/30	1,945	1,897,561
5.00%, 4/1/38	2,500	2,297,050
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,222,113
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	686,916
6.75%, 11/15/51	3,250	2,980,607
6.875%, 11/15/55	200	184,906
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(1)	$3,350	$ 2,025,879
Virginia Beach Development Authority, VA, (Westminster-Canterbury on Chesapeake Bay):
7.00%, 9/1/53	2,000	2,170,800
7.00%, 9/1/59	9,000	9,716,040
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(1)	1,500	1,334,880
5.00%, 7/1/46(1)	1,400	1,113,462
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(1)	7,225	5,836,355
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(1)	2,780	2,010,357
5.00%, 1/1/49(1)	695	475,714
		$ 151,989,308
Special Tax Revenue — 8.3%
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	$3,725	$ 3,760,685
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	499,005
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(1)	1,800	1,840,104
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
5.00%, 6/15/50	17,215	17,776,381
5.50%, 6/15/53	2,420	2,466,803
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,478,108
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	1,005	10
5.75%, 5/1/38	1,065	1,074,202
New York City Transitional Finance Authority, NY, 4.375%, 5/1/53	5,000	5,104,300
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/46(2)	10,000	11,099,600
5.50%, 11/1/45(1)(2)	10,000	11,639,900
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,940,450
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	26,380	8,228,977
0.00%, 7/1/51	25,000	5,766,000
4.75%, 7/1/53	9,740	9,567,212

14
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp.: (continued)
5.00%, 7/1/58	$24,925	$ 25,005,508
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,201,437
South Village Community Development District, FL:
4.875%, 5/1/35	500	502,255
5.00%, 5/1/38	100	100,370
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	938	884,466
Series A2, 5.80%, 5/1/35	795	537,722
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	430	390,453
Tolomato Community Development District, FL:
3.00%, 5/1/32	1,540	1,389,912
3.25%, 5/1/40	2,860	2,307,562
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,405	3,197,295
		$ 123,758,717
Transportation — 15.6%
California Municipal Finance Authority, (HumanGood - California Obligated Group), (AMT), 5.00%, 6/1/48	$1,600	$ 1,610,256
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	7,000	7,106,540
Chicago, IL, (O'Hare International Airport):
(AMT), 4.375%, 1/1/40	2,500	2,505,450
(AMT), 5.00%, 1/1/53	5,915	5,989,825
(AMT), 5.50%, 1/1/55(2)	4,000	4,311,600
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,504,175
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	8,385	8,805,424
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/29	1,135	896,298
0.00%, 7/1/30	500	368,450
0.00%, 7/1/31	1,150	788,544
Metropolitan Nashville Airport Authority, TN, (AMT), 5.50%, 7/1/52	3,500	3,802,785
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	11,500	12,190,000
Metropolitan Washington Airports Authority, D.C., (AMT), 4.50%, 10/1/53	2,000	2,013,080
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	$5,000	$ 5,002,450
New York Thruway Authority, 4.00%, 1/1/45	7,770	7,683,442
New York Transportation Development Corp., (John F. Kennedy International Airport), Green Bonds, (AMT), 5.375%, 6/30/60	15,220	15,937,014
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/46	9,435	9,436,132
(AMT), 5.25%, 1/1/50	7,520	7,527,144
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
(AMT), 5.00%, 12/1/29	4,700	5,076,846
(AMT), 5.00%, 12/1/31	8,050	8,820,707
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One):
(AMT), 5.25%, 6/30/53	17,690	18,801,463
(AMT), 6.00%, 6/30/61	5,000	5,655,050
Phoenix Civic Improvement Corp., AZ, Airport Revenue, (AMT), 4.00%, 7/1/48	4,000	3,835,760
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(1)(2)	12,080	12,119,864
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/50	4,710	4,921,620
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	7,360	7,477,907
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/53	12,000	12,636,960
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	6,500	6,697,665
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Project), (AMT), 5.50%, 12/31/58	5,525	5,987,387
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	10,975	11,114,382
Texas Private Activity Bond Surface Transportation Corp., (NTE Mobility Partners Segments 3, LLC):
(AMT), 5.50%, 6/30/42	1,765	1,893,086
(AMT), 5.50%, 6/30/43	2,250	2,410,447
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	550	324,759
0.00%, 8/1/46	2,500	836,825
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(2)	7,000	7,555,170

15
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Virginia Small Business Financing Authority, (95 Express Lanes LLC Project), (AMT), 4.00%, 1/1/40	$3,220	$ 3,150,867
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/52	14,250	14,333,505
		$ 232,128,879
Water and Sewer — 0.6%
Jefferson County, AL, Sewer Revenue, 5.50%, 10/1/53	$2,840	$ 3,150,242
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	1,905	1,917,382
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(2)	3,000	3,364,410
		$ 8,432,034
Total Tax-Exempt Municipal Obligations (identified cost $1,381,746,472)		$1,409,332,536

Taxable Municipal Obligations — 6.4%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 6/30/27(4)	$312	$ 56,233
		$ 56,233
Education — 0.2%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(1)	$1,100	$ 809,677
4.50%, 8/1/43(1)	1,500	1,009,905
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	1,750	1,328,652
		$ 3,148,234
Escrowed/Prerefunded — 0.7%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$ 10,567,195
		$ 10,567,195
General Obligations — 0.9%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$ 6,105,638
Chicago, IL, 7.75%, 1/1/42	4,356	4,405,397
Detroit, MI:
Social Bonds, 3.11%, 4/1/28	830	737,497
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Detroit, MI: (continued)
Social Bonds, 3.344%, 4/1/30	$125	$ 105,971
Social Bonds, 3.644%, 4/1/34	500	398,955
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	2,514	1,395,228
		$ 13,148,686
Hospital — 2.1%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$ 12,708,690
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	6,000	4,404,120
New Mexico Hospital Equipment Loan Council, (Presbyterian Healthcare Services), (SPA: JPMorgan Chase Bank, N.A.), 5.30%, 8/1/42(8)	13,700	13,700,000
		$ 30,812,810
Housing — 0.7%
New York Housing Finance Agency, (LOC: TD Bank, N.A.), 5.35%, 5/1/44(5)	$2,230	$ 2,230,000
South Dakota Housing Development Authority, (FHLMC), (FNMA), (GNMA), (SPA: Federal Home Loan Bank), 5.37%, 5/1/48(5)	7,500	7,500,000
		$ 9,730,000
Insured - General Obligations — 0.2%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$3,268	$ 3,237,275
Elmwood Park, IL, (AGM), 2.544%, 12/1/36	355	271,266
		$ 3,508,541
Insured - Transportation — 0.4%
Alameda Corridor Transportation Authority, CA:
(AGM), 0.00%, 10/1/44(6)	$8,000	$ 2,302,880
(AGM), 0.00%, 10/1/46(6)	15,000	3,774,300
		$ 6,077,180
Lease Revenue/Certificates of Participation — 0.6%
New Hampshire Business Finance Authority, (Centurion Biosquare, Inc.), 9.58%, 12/15/38	$780	$ 781,576
New Hampshire Business Finance Authority, (Centurion Foundation), 11.00%, 12/15/38	425	425,807
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(9)	7,375	7,520,509
		$ 8,727,892

16
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.2%
Golden State Tobacco Securitization Corp., CA, 4.214%, 6/1/50	$3,300	$ 2,470,974
		$ 2,470,974
Special Tax Revenue — 0.4%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$250	$ 245,133
3.72%, 9/1/27(1)	1,115	1,024,339
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands):
4.80%, 3/1/36	3,000	2,645,130
5.25%, 3/1/31	2,910	2,819,237
		$ 6,733,839
Total Taxable Municipal Obligations (identified cost $97,505,493)		$ 94,981,584
Total Investments — 103.3% (identified cost $1,515,041,568)		$1,538,448,349
Other Assets, Less Liabilities — (3.3)%		$ (49,083,889)
Net Assets — 100.0%		$1,489,364,460
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $197,475,129 or 13.3% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(3)	Amount is less than 0.05%.
(4)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2024.
(6)	When-issued security.
(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(8)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2024.
(9)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At January 31, 2024, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	14.4%
Others, representing less than 10% individually	87.0%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2024, 9.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.7% to 4.5% of total investments.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(175)	Short	3/19/24	$(19,657,422)	$ (621,021)
U.S. Long Treasury Bond	(112)	Short	3/19/24	(13,702,500)	(719,454)
					$(1,340,475)
17
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Portfolio of Investments — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
18
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Statement of Assets and Liabilities

January 31, 2024
Assets
Unaffiliated investments, at value (identified cost $1,515,041,568)	$ 1,538,448,349
Cash	64,010
Deposits for derivatives collateral — futures contracts	1,223,975
Interest receivable	14,880,427
Receivable for investments sold	710,579
Receivable for Fund shares sold	6,692,597
Receivable from affiliates	40,592
Trustees' deferred compensation plan	162,120
Total assets	$1,562,222,649
Liabilities
Payable for floating rate notes issued	$ 56,392,912
Payable for when-issued securities	8,566,390
Payable for Fund shares redeemed	5,306,936
Payable for variation margin on open futures contracts	245,547
Distributions payable	469,001
Payable to affiliates:
Investment adviser fee	535,509
Distribution and service fees	96,820
Trustees' deferred compensation plan	162,120
Interest expense and fees payable	636,068
Accrued expenses	446,886
Total liabilities	$ 72,858,189
Net Assets	$1,489,364,460
Sources of Net Assets
Paid-in capital	$ 1,604,690,504
Accumulated loss	(115,326,044)
Net Assets	$1,489,364,460
Class A Shares
Net Assets	$ 306,027,165
Shares Outstanding	37,507,634
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.16
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.43
Class C Shares
Net Assets	$ 38,802,089
Shares Outstanding	5,142,177
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 7.55
Class I Shares
Net Assets	$ 1,032,343,866
Shares Outstanding	126,389,887
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.17
19
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Statement of Assets and Liabilities — continued

January 31, 2024
Class W Shares
Net Assets	$112,191,340
Shares Outstanding	13,738,704
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.17
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
20
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Statement of Operations

Year Ended
January 31, 2024
Investment Income
Interest income	$ 67,064,230
Total investment income	$ 67,064,230
Expenses
Investment adviser fee	$ 5,586,348
Distribution and service fees:
Class A	724,958
Class C	457,106
Trustees’ fees and expenses	86,071
Custodian fee	288,728
Transfer and dividend disbursing agent fees	427,262
Legal and accounting services	138,195
Printing and postage	56,098
Registration fees	153,264
Interest expense and fees	2,794,513
Miscellaneous	130,475
Total expenses	$ 10,843,018
Deduct:
Reimbursement of investment adviser fee — Class W	$ 281,239
Total expense reductions	$ 281,239
Net expenses	$ 10,561,779
Net investment income	$ 56,502,451
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (14,306,113)
Futures contracts	2,648,365
Net realized loss	$(11,657,748)
Change in unrealized appreciation (depreciation):
Investments	$ 22,653,115
Futures contracts	(879,738)
Net change in unrealized appreciation (depreciation)	$ 21,773,377
Net realized and unrealized gain	$ 10,115,629
Net increase in net assets from operations	$ 66,618,080
21
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Statements of Changes in Net Assets

	Year Ended January 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 56,502,451	$ 45,120,546
Net realized loss	(11,657,748)	(71,277,589)
Net change in unrealized appreciation (depreciation)	21,773,377	(80,654,338)
Net increase (decrease) in net assets from operations	$ 66,618,080	$ (106,811,381)
Distributions to shareholders:
Class A	$ (12,184,078)	$ (12,459,627)
Class C	(1,576,579)	(1,876,321)
Class I	(38,638,312)	(33,694,504)
Class W	(3,124,495)	(764,048)
Total distributions to shareholders	$ (55,523,464)	$ (48,794,500)
Transactions in shares of beneficial interest:
Class A	$ (1,108,024)	$ (65,175,033)
Class C	(14,439,092)	(21,039,817)
Class I	220,492,755	(153,802,108)
Class W	75,630,585	34,116,812
Net increase (decrease) in net assets from Fund share transactions	$ 280,576,224	$ (205,900,146)
Net increase (decrease) in net assets	$ 291,670,840	$ (361,506,027)
Net Assets
At beginning of year	$ 1,197,693,620	$ 1,559,199,647
At end of year	$1,489,364,460	$1,197,693,620
22
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Financial Highlights

	Class A
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 8.15	$ 9.08	$ 9.36	$ 9.38	$ 8.83
Income (Loss) From Operations
Net investment income(1)	$ 0.34	$ 0.29	$ 0.28	$ 0.31	$ 0.33
Net realized and unrealized gain (loss)	0.00 (2)	(0.91)	(0.28)	(0.01) (3)	0.59
Total income (loss) from operations	$ 0.34	$ (0.62)	$ 0.00(2)	$ 0.30	$ 0.92
Less Distributions
From net investment income	$ (0.33)	$ (0.31)	$ (0.28)	$ (0.32)	$ (0.37)
Total distributions	$ (0.33)	$ (0.31)	$ (0.28)	$ (0.32)	$ (0.37)
Net asset value — End of year	$ 8.16	$ 8.15	$ 9.08	$ 9.36	$ 9.38
Total Return(4)	4.42%	(6.80)%	(0.02)%	3.31%	10.55%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$306,027	$306,809	$412,905	$419,256	$427,334
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.79%	0.78%	0.73%	0.76%	0.76%
Interest and fee expense(6)	0.22%	0.13%	0.03%	0.06%	0.13%
Total expenses	1.01%	0.91%	0.76%	0.82%	0.89%
Net expenses	1.01%	0.91%	0.76%	0.82%	0.89%
Net investment income	4.28%	3.44%	3.01%	3.35%	3.57%
Portfolio Turnover	49%	53%	22%	54%	23%
(1)	Computed using average shares outstanding.
(2)	Amount is less than 0.005%.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
23
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Financial Highlights — continued

	Class C
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 7.54	$ 8.40	$ 8.66	$ 8.68	$ 8.17
Income (Loss) From Operations
Net investment income(1)	$ 0.26	$ 0.21	$ 0.20	$ 0.22	$ 0.24
Net realized and unrealized gain (loss)	0.00 (2)	(0.84)	(0.26)	(0.01) (3)	0.55
Total income (loss) from operations	$ 0.26	$ (0.63)	$ (0.06)	$ 0.21	$ 0.79
Less Distributions
From net investment income	$ (0.25)	$ (0.23)	$ (0.20)	$ (0.23)	$ (0.28)
Total distributions	$ (0.25)	$ (0.23)	$ (0.20)	$ (0.23)	$ (0.28)
Net asset value — End of year	$ 7.55	$ 7.54	$ 8.40	$ 8.66	$ 8.68
Total Return(4)	3.65%	(7.49)%	(0.78)%	2.52%	9.80%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$38,802	$53,672	$82,817	$97,724	$139,608
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	1.55%	1.53%	1.48%	1.51%	1.51%
Interest and fee expense(6)	0.22%	0.13%	0.03%	0.06%	0.13%
Total expenses	1.77%	1.66%	1.51%	1.57%	1.64%
Net expenses	1.77%	1.66%	1.51%	1.57%	1.64%
Net investment income	3.53%	2.68%	2.26%	2.63%	2.82%
Portfolio Turnover	49%	53%	22%	54%	23%
(1)	Computed using average shares outstanding.
(2)	Amount is less than 0.005%.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
24
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 8.16	$ 9.09	$ 9.37	$ 9.39	$ 8.84
Income (Loss) From Operations
Net investment income(1)	$ 0.36	$ 0.31	$ 0.31	$ 0.33	$ 0.35
Net realized and unrealized gain (loss)	0.00 (2)	(0.91)	(0.28)	(0.01) (3)	0.59
Total income (loss) from operations	$ 0.36	$ (0.60)	$ 0.03	$ 0.32	$ 0.94
Less Distributions
From net investment income	$ (0.35)	$ (0.33)	$ (0.31)	$ (0.34)	$ (0.39)
Total distributions	$ (0.35)	$ (0.33)	$ (0.31)	$ (0.34)	$ (0.39)
Net asset value — End of year	$ 8.17	$ 8.16	$ 9.09	$ 9.37	$ 9.39
Total Return(4)	4.68%	(6.55)%	0.24%	3.57%	10.81%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,032,344	$802,994	$1,063,175	$994,877	$878,062
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.54%	0.53%	0.48%	0.51%	0.51%
Interest and fee expense(6)	0.22%	0.13%	0.03%	0.06%	0.13%
Total expenses	0.76%	0.66%	0.51%	0.57%	0.64%
Net expenses	0.76%	0.66%	0.51%	0.57%	0.64%
Net investment income	4.52%	3.69%	3.25%	3.59%	3.81%
Portfolio Turnover	49%	53%	22%	54%	23%
(1)	Computed using average shares outstanding.
(2)	Amount is less than 0.005%.
(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
25
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Financial Highlights — continued

	Class W
	Year Ended January 31,		Period Ended January 31, 2022(1)
	2024	2023
Net asset value — Beginning of period	$ 8.15	$ 9.09	$ 9.32
Income (Loss) From Operations
Net investment income(2)	$ 0.39	$ 0.35	$ 0.10
Net realized and unrealized gain (loss)	0.02	(0.92)	(0.22)
Total income (loss) from operations	$ 0.41	$ (0.57)	$(0.12)
Less Distributions
From net investment income	$ (0.39)	$ (0.37)	$ (0.11)
Total distributions	$ (0.39)	$ (0.37)	$(0.11)
Net asset value — End of period	$ 8.17	$ 8.15	$ 9.09
Total Return(3)	5.30%	(6.23)%	(1.30)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$112,191	$34,218	$ 302
Ratios (as a percentage of average daily net assets):(5)
Expenses excluding interest and fees	0.51%	0.51%	0.43% (6)
Interest and fee expense(7)	0.22%	0.13%	0.03% (6)
Total expenses	0.73%	0.64%	0.46% (6)
Net expenses	0.29%	0.21%	0.09% (6)
Net investment income	4.98%	4.30%	3.34% (6)
Portfolio Turnover	49%	53%	22% (8)
(1)	For the period from the commencement of operations, October 1, 2021, to January 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	For the year ended January 31, 2022.
26
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class W shares are sold at net asset value and are not subject to a sales charge. Class W shares are available for purchase only at the direction of the investment adviser or one of its affiliates on behalf of investors that are eligible clients of the investment adviser or its affiliates that have entered into a separate investment management or advisory agreement pursuant to which such clients pay an investment management or advisory fee, including investment vehicles that are sponsored, managed, advised or sub-advised by the investment adviser or its affiliates. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, record keeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class W shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
27

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Notes to Financial Statements — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2024. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2024, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $56,392,912 and $77,689,944, respectively. The range of interest rates on the Floating Rate Notes outstanding at January 31, 2024 was 4.58% to 4.85%. For the year ended January 31, 2024, the Fund’s average settled Floating Rate Notes outstanding and the average interest rate including fees were $70,899,726 and 3.94%, respectively.
In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of January 31, 2024.
The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies. As of the date of this report, consistent with Rule 18f-4, the Fund has elected to treat its investments in residual interest bonds, along with similar financing transactions, as derivatives transactions subject to the Fund’s value-at-risk (VaR)-based limits on leverage risk. The Fund may change this election (and elect to treat these investments and other similar financing transactions like bank borrowings subject to the asset coverage requirements of Section 18 of the 1940 Act) at any time. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each
28

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Notes to Financial Statements — continued

business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2024 and January 31, 2023 was as follows:
	Year Ended January 31,
	2024	2023
Tax-exempt income	$49,509,508	$43,836,294
Ordinary income	$ 6,013,956	$ 4,958,206
As of January 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 463,133
Deferred capital losses	(135,193,784)
Net unrealized appreciation	19,873,608
Distributions payable	(469,001)
Accumulated loss	$(115,326,044)
At January 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $135,193,784 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2024, $53,849,352 are short-term and $81,344,432 are long-term.
29

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,462,181,829
Gross unrealized appreciation	$ 56,988,057
Gross unrealized depreciation	(37,114,449)
Net unrealized appreciation	$ 19,873,608
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of the Fund's total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Total Daily Net Assets	Daily Income Rate
Up to $500 million	0.3150%	Up to $500 million	3.1500%
$500 million but less than $750 million	0.2925%	$500 million but less than $1 billion	2.9250%
$750 million but less than $1.5 billion	0.2700%	$1 billion but less than $1.5 billion	2.7000%
$1.5 billion but less than $2 billion	0.2475%	$1.5 billion but less than $2 billion	2.4750%
$2 billion but less than $3 billion	0.2250%	$2 billion but less than $3 billion	2.2500%
$3 billion and over	0.2025%	$3 billion and over	2.0250%
For the year ended January 31, 2024, the investment adviser fee amounted to $5,586,348 or 0.44% of the Fund’s average daily net assets.
BMR has agreed to reimburse the total amount of advisory fees paid by Class W shares. This agreement may be changed or terminated after May 31, 2024. Pursuant to this agreement, BMR was allocated $281,239 of the advisory fees paid by Class W shares for the year ended January 31, 2024.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2024, EVM earned $23,486 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $17,829 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended January 31, 2024 in the amount of $13,274. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2024 amounted to $724,958 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2024, the Fund paid or accrued to EVD $342,830 for Class C shares.
30

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Notes to Financial Statements — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2024 amounted to $114,276 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2024, the Fund was informed that EVD received $3,295 and $5,404 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $902,222,761 and $654,893,587, respectively, for the year ended January 31, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	8,721,888	$ 69,056,224	9,663,643	$ 78,723,700
Issued to shareholders electing to receive payments of distributions in Fund shares	1,300,577	10,278,255	1,241,755	10,173,924
Redemptions	(10,170,888)	(80,442,503)	(18,709,914)	(154,072,657)
Net decrease	(148,423)	$ (1,108,024)	(7,804,516)	$ (65,175,033)
Class C
Sales	508,565	$ 3,726,336	1,347,862	$ 10,104,252
Issued to shareholders electing to receive payments of distributions in Fund shares	186,152	1,360,273	219,870	1,668,643
Redemptions	(2,675,173)	(19,525,701)	(4,303,974)	(32,812,712)
Net decrease	(1,980,456)	$ (14,439,092)	(2,736,242)	$ (21,039,817)
Class I
Sales	80,230,560	$ 631,556,574	75,749,215	$ 617,557,467
Issued to shareholders electing to receive payments of distributions in Fund shares	4,339,767	34,341,669	3,550,923	29,150,730
Redemptions	(56,632,518)	(445,405,488)	(97,782,951)	(800,510,305)
Net increase (decrease)	27,937,809	$ 220,492,755	(18,482,813)	$(153,802,108)
31

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Notes to Financial Statements — continued

	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class W
Sales	11,377,202	$ 90,054,180	4,693,452	$ 38,347,975
Issued to shareholders electing to receive payments of distributions in Fund shares	395,241	3,124,455	94,572	755,332
Redemptions	(2,229,881)	(17,548,050)	(625,053)	(4,986,495)
Net increase	9,542,562	$ 75,630,585	4,162,971	$ 34,116,812
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to its line of credit at January 31, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2024.
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2024 is included in the Portfolio of Investments. At January 31, 2024, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2024 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Futures contracts	$ —	$(1,340,475)
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
32

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended January 31, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$2,648,365	$(879,738)
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (short) outstanding during the year ended January 31, 2024, which is indicative of the volume of this derivative type, was approximately $33,172,000.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 27,518,222	$ —	$ 27,518,222
Tax-Exempt Mortgage-Backed Securities	—	6,616,007	—	6,616,007
Tax-Exempt Municipal Obligations	—	1,409,332,536	—	1,409,332,536
Taxable Municipal Obligations	—	94,981,584	—	94,981,584
Total Investments	$ —	$ 1,538,448,349	$ —	$ 1,538,448,349
Liability Description
Futures Contracts	$ (1,340,475)	$ —	$ —	$ (1,340,475)
Total	$ (1,340,475)	$ —	$ —	$ (1,340,475)
33

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Eaton Vance High Yield Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance High Yield Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust II), including the portfolio of investments, as of January 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
34

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended January 31, 2024, the Fund designates 89.17% of distributions from net investment income as an exempt-interest dividend.
35

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust II (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is One Post Office Square, Boston, Massachusetts 02109. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM” refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
36

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management `Classic' (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
37

Eaton Vance
High Yield Municipal Income Fund
January 31, 2024
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
38

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
39

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
40

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
41

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Investment Adviser
Boston Management and Research
One Post Office Square
Boston, MA 02109
Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

416    1.31.24

Parametric
TABS Municipal Bond Funds
Annual Report
January 31, 2024

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Funds, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2024
Parametric
TABS Municipal Bond Funds

Parametric
TABS Municipal Bond Funds
January 31, 2024
Management’s Discussion of Fund Performance†

Economic and Market Conditions
For municipal bond investors, the 12-month period ended January 31, 2024, may be described as a roller-coaster ride driven by changing expectations of how long the U.S. Federal Reserve (the Fed) might keep raising the federal funds rate to tame inflation, and how high rates might go.
As the period opened in February 2023, a months-long municipal bond rally stalled as robust economic reports led investors to fear the Fed might keep rates higher for longer than previously expected.
In March 2023, however, municipal bond performance turned positive following the failure of two regional U.S. banks that triggered a “flight to quality” that, in turn, lifted municipal bonds to their strongest March performance since 2008 -- despite the Fed raising rates for a ninth consecutive time that month.
In April 2023, the municipal bond market began another sell-off. Although positive technical factors -- particularly municipal bond demand that exceeded supply -- produced brief periods of positive performance, the Fed’s tenth and eleventh rate hikes in a little over a year -- in May and July 2023 -- caused municipal yields to rise and bond prices to fall.
From August through October 2023, above-average supply -- plus an end-of-summer slowdown in coupon reinvestment -- reduced demand for municipal bonds even more. Although the Fed left interest rates unchanged in September 2023, investors interpreted the message to be that rates might stay higher for longer than expected just weeks earlier -- adding fuel to the municipal bond sell-off.
In November and December 2023, the municipal bond market reversed course. After several consecutive months of negative returns and rising rates, federal tax-free municipal yields approached their 2022 highs, giving investors a compelling reason to buy municipal bonds.
Typical calendar year-end technical factors -- particularly constrained supplies and increased demand -- were additional tailwinds for municipal bond prices. Falling inflation and easing employment gains also led many investors to believe the Fed was done raising rates. As a result, the Bloomberg Municipal Bond Index (the Municipal Index) returned 6.35% in November 2023, its best monthly performance since 1982.
In December 2023, the Municipal Index posted another solid monthly gain as investors began to conclude the Fed might actually begin lowering interest rates as early as March 2024. In the final month of the period, however, municipal returns turned negative as municipal bonds -- following a strong year-end rally -- appeared overvalued relative to U.S. Treasurys. Strong U.S. economic reports led investors to push expectations of a potential rate cut out to mid-2024, weighing on municipal returns during the period.
For the period as a whole, the Municipal Index returned 2.90%. Yields rose and prices fell across the municipal bond yield curve. Municipal bonds outperformed U.S. Treasurys in the middle- and long-maturity areas of the curve, but underperformed Treasurys in the short-maturity portion of the yield curve. During the period, lower-rated bonds generally outperformed higher-rated bonds, while longer-maturity bonds outperformed shorter-maturity bonds.
Fund Performance
For the 12-month period ended January 31, 2024, Parametric TABS Short-Term Municipal Bond Fund (the Short-Term Fund) returned 2.14% for Class A shares at net asset value (NAV), outperforming its benchmark, the Bloomberg Municipal Managed Money 1-7 Year Bond Index (the 1-7 Year Index), which returned 1.51%.
For the 12-month period ended January 31, 2024, Parametric TABS Intermediate-Term Municipal Bond Fund (the Intermediate-Term Fund) returned 3.13% for Class A shares at NAV, outperforming its benchmark, the Bloomberg Municipal Managed Money Intermediate 1-17 Year Bond Index (the 1-17 Year Index), which returned 2.16%.
The 1-7 Year Index and the 1-17 Year Index are unmanaged, and returns do not reflect applicable sales charges, commissions, or expenses.
The Short-Term Fund and Intermediate-Term Fund (the Funds) seek after-tax total returns by generally investing in investment-grade municipal securities of short- and intermediate-term durations. The Funds pursue after-tax total returns through relative-value trading -- a strategy that seeks to take advantage of price and rate differences among similar securities. The sub-adviser’s process for selecting municipal obligations for purchase and sale includes consideration of the creditworthiness of the issuer or persons obligated to repay the obligation.
In addition, the Funds may allocate up to 20% of their net assets to municipal obligations not exempt from regular federal income taxes, direct obligations of the U.S. Treasury, and obligations of U.S. government agencies, instrumentalities, and government-sponsored enterprises. This strategy helps pursue additional value by crossing over from tax-exempt municipal bonds to certain taxable bonds, and vice versa (the crossover-trading strategy), according to which sector the sub-adviser believes may be more attractively valued on an after-tax basis.
During the period, relative-value trading and active security selections were significant contributors to the performance of the Funds versus their respective indexes. In particular, increased rate volatility during most of the period allowed the Funds to profit from wide bid-offer spreads within the municipal bond market -- by selling bonds at higher offer prices and buying bonds at lower bid prices.
In addition, as retail demand increased during the second half of the period, the ability of the Funds to systematically sell holdings in large volumes at marked-up prices contributed to returns relative to their respective indexes.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
TABS Municipal Bond Funds
January 31, 2024
Management’s Discussion of Fund Performance† — continued

Allocations by credit quality contributed to the Funds’ performance versus their respective indexes as well. Both Funds held overweight positions in A-rated securities, which helped relative performance as lower-rated bonds generally outperformed higher-rated AAA and AA bonds during the period.
Fund-Specific Results
For the Short-Term Fund, the crossover-trading strategy, duration, and yield-curve positioning -- in addition to relative-value trading, active security selections, and credit-quality allocations -- contributed to performance versus the 1-7 Year Index during the period.
In February and March 2023, the Short-Term Fund used the crossover-trading strategy to move about 15% of assets from tax-exempt municipal bonds to taxable U.S. Treasurys. This reallocation helped Index-relative performance as municipal bond yields rose during the period -- peaking in October 2023 -- and U.S. Treasurys outperformed municipal bonds.
In late October, the crossover-trading strategy was reduced to about 6% of assets, helping relative performance as municipal bonds rallied and outperformed U.S. Treasurys in November and December 2023. However, the Short-Term Fund’s remaining U.S. Treasury assets detracted from relative returns during that time frame. For the period as a whole, the crossover-trading strategy was a net contributor to 1-7 Year Index-relative returns.
The Short-Term Fund increased its duration relative to the 1-7 Year Index in June 2023. While this reallocation proved to be somewhat premature and detracted from 1-7 Year Index-relative returns as municipal interest rates continued to rise through October 2023, the longer duration positioning helped the Short-Term Fund’s relative performance when municipal bonds rallied in November and December 2023. For the period as a whole, duration positioning was a net contributor to performance versus the 1-7 Year Index.
Yield-curve positioning also helped the Short-Term Fund’s performance relative to the 1-7 Year Index. During a period when municipal bonds with 6-15 years remaining to maturity outperformed other areas of the curve, the Short-Term Fund held positions in 7-12 year municipal bonds -- an area of the yield curve where the 1-7 Year Index had no exposure.
For the Intermediate-Term Fund, the crossover-trading strategy, duration, and yield-curve positioning -- in addition to relative-value trading, active security selections, and credit-quality allocations -- contributed to performance versus the 1-17 Year Index during the period.
In February 2023, the Intermediate-Term Fund used the crossover-trading strategy to move a significant amount of assets from tax-exempt municipal bonds to taxable U.S. Treasurys. This reallocation helped 1-17 Year Index-relative performance as municipal bond yields rose and U.S. Treasurys outperformed municipal bonds.
From August through October 2023, the Intermediate-Term Fund’s crossover-trading strategy was gradually reduced to about 4% of its assets. This reduction helped relative performance as municipal bonds rallied and outperformed U.S. Treasurys in November and December 2023. However, the Intermediate-Term Fund’s remaining U.S. Treasury assets detracted from 1-17 Year Index-relative returns during that time frame. For the period as a whole, the crossover-trading strategy was a net contributor to 1-17 Year Index-relative returns.
Meanwhile, duration management was the largest single contributor to the Intermediate-Term Fund’s performance versus the 1-17 Year Index. While the Intermediate-Term Fund maintained a longer duration than the 1-17 Year Index throughout the period, it further increased its duration in late July 2023, and maintained that higher duration through the end of the calendar year. Although this increase detracted from 1-17 Year Index-relative returns as municipal interest rates continued to rise through October 2023, the longer duration positioning helped the Fund’s relative performance when municipal bonds rallied in November and December 2023.
Yield-curve positioning also helped Fund performance versus the 1-17 Year Index. During a period when longer-maturity municipal bonds generally outperformed shorter-maturity bonds, the Intermediate-Term Fund held positions in municipal bonds with maturities longer than 17 years -- an area of the yield curve where the 1-17 Year Index had no exposure. This positioning was particularly beneficial to 1-17 Year Index-relative returns during the November-December 2023 municipal bond rally.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Parametric
TABS Short-Term Municipal Bond Fund
January 31, 2024
Performance

Portfolio Manager(s) Brian C. Barney, CFA, Devin J. Cooch, CFA and Alison Wagner, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	03/27/2009	12/31/1998	2.14%	1.48%	1.31%
Class A with 3.25% Maximum Sales Charge	—	—	(1.17)	0.81	0.97
Class C at NAV	03/27/2009	12/31/1998	1.27	0.73	0.70
Class C with 1% Maximum Deferred Sales Charge	—	—	0.28	0.73	0.70
Class I at NAV	03/27/2009	12/31/1998	2.29	1.73	1.55

Bloomberg Municipal Managed Money 1–7 Year Bond Index	—	—	1.51%	1.22%	1.40%
Bloomberg 5 Year Municipal Bond Index	—	—	1.92	1.50	1.73
% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	03/27/2009	12/31/1998	(1.41)%	0.59%	0.80%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	0.14	0.85	0.98
Class C After Taxes on Distributions	03/27/2009	12/31/1998	0.10	0.53	0.55
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	0.78	0.65	0.66
Class I After Taxes on Distributions	03/27/2009	12/31/1998	2.02	1.50	1.38
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	2.29	1.62	1.49
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.71%	1.46%	0.46%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.69%	1.94%	2.95%
SEC 30-day Yield	2.51	1.85	2.84
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	01/31/2014	$10,724	N.A.
Class I, at minimum investment	$1,000,000	01/31/2014	$1,166,404	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Parametric
TABS Short-Term Municipal Bond Fund
January 31, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
5

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2024
Performance

Portfolio Manager(s) Brian C. Barney, CFA, Devin J. Cooch, CFA and Alison Wagner, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	02/01/2010	02/01/2010	3.13%	2.02%	2.40%
Class A with 3.25% Maximum Sales Charge	—	—	(0.25)	1.35	2.07
Class C at NAV	02/01/2010	02/01/2010	2.44	1.25	1.78
Class C with 1% Maximum Deferred Sales Charge	—	—	1.44	1.25	1.78
Class I at NAV	02/01/2010	02/01/2010	3.39	2.27	2.66

Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	—	—	2.16%	1.86%	2.44%
Bloomberg 7 Year Municipal Bond Index	—	—	2.11	1.83	2.34
% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	02/01/2010	02/01/2010	(0.48)%	1.20%	1.99%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	0.83	1.40	1.98
Class C After Taxes on Distributions	02/01/2010	02/01/2010	1.26	1.13	1.71
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	1.62	1.18	1.63
Class I After Taxes on Distributions	02/01/2010	02/01/2010	3.13	2.12	2.58
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	3.10	2.17	2.50
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.99%	1.74%	0.74%
Net	0.85	1.60	0.60
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.96%	2.20%	3.22%
SEC 30-day Yield – Subsidized	2.67	2.00	3.01
SEC 30-day Yield – Unsubsidized	2.50	1.84	2.84
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	01/31/2014	$11,936	N.A.
Class I, at minimum investment	$1,000,000	01/31/2014	$1,300,351	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
6

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
7

Parametric
TABS Municipal Bond Funds
January 31, 2024
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Municipal Managed Money 1–7 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1–7 year maturity component of the Bloomberg Municipal Managed Money Bond Index. Bloomberg 5 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 4-6 years. Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1–17 year maturity component of the Bloomberg Municipal Managed Money Bond Index. Bloomberg 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest individual federal income tax rates in effect at the time of the distributions and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Effective February 17, 2015, each Fund changed its name and investment strategy to invest (under normal market conditions) at least 80% of its net assets in a diversified portfolio of municipal obligations, the interest on which is exempt from regular federal income tax. Performance prior to February 17, 2015 reflects each Fund’s performance under its former investment strategy to invest at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax, municipal obligations that are not exempt from regular federal income tax, direct obligations of the U.S. Treasury and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios for Parametric TABS Intermediate-Term Municipal Bond Fund reflect a contractual expense reimbursement that continues through 5/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profiles subject to change due to active management.
Additional Information
Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S.
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

8

Parametric
TABS Municipal Bond Funds
January 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Parametric TABS Short-Term Municipal Bond Fund

	Beginning Account Value (8/1/23)	Ending Account Value (1/31/24)	Expenses Paid During Period* (8/1/23 – 1/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,024.30	$3.83	0.75%
Class C	$1,000.00	$1,019.40	$7.69	1.51%
Class I	$1,000.00	$1,024.50	$2.55	0.50%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.43	$3.82	0.75%
Class C	$1,000.00	$1,017.59	$7.68	1.51%
Class I	$1,000.00	$1,022.69	$2.55	0.50%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2023.
9

Parametric
TABS Municipal Bond Funds
January 31, 2024
Fund Expenses — continued

Parametric TABS Intermediate-Term Municipal Bond Fund

	Beginning Account Value (8/1/23)	Ending Account Value (1/31/24)	Expenses Paid During Period* (8/1/23 – 1/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,029.50	$4.30**	0.84%
Class C	$1,000.00	$1,025.60	$8.12**	1.59%
Class I	$1,000.00	$1,029.90	$3.02**	0.59%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.97	$4.28**	0.84%
Class C	$1,000.00	$1,017.19	$8.08**	1.59%
Class I	$1,000.00	$1,022.23	$3.01**	0.59%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
10

Parametric
TABS Short-Term Municipal Bond Fund
January 31, 2024
Portfolio of Investments

Tax-Exempt Municipal Obligations — 83.1%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.7%
Maine Municipal Bond Bank, 3.00%, 11/1/35	$1,700	$ 1,619,879
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/31	300	355,983
Texas Water Development Board, 4.50%, 10/15/37	1,000	1,098,870
		$ 3,074,732
Education — 6.1%
Connecticut Health and Educational Facilities Authority, (Yale University), 2.80% to 2/10/26 (Put Date), 7/1/48	$5,000	$ 4,977,050
University of Michigan, 4.00% to 4/1/24 (Put Date), 4/1/49	3,000	3,000,570
University of Texas, 5.00%, 8/15/24	1,000	1,010,050
Will, Grundy, and Kendall Counties Community School District No. 201, IL:
5.00%, 10/15/27	705	758,101
5.00%, 10/15/28	1,000	1,094,830
		$ 10,840,601
Escrowed/Prerefunded — 2.1%
Arizona, Certificates of Participation, Escrowed to Maturity, 5.00%, 10/1/24	$2,000	$ 2,026,280
Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/25	1,560	1,489,972
New York Dormitory Authority, Personal Income Tax Revenue:
Escrowed to Maturity, 5.00%, 2/15/25	120	122,599
Escrowed to Maturity, 5.00%, 2/15/25	50	51,083
		$ 3,689,934
General Obligations — 32.8%
Abilene, TX, 5.00%, 2/15/25	$20	$ 20,404
Auburn, ME, 2.00%, 11/1/34	1,250	1,040,000
Bellevue School District No. 405, WA, 4.00%, 12/1/33	1,580	1,636,390
Braintree, MA, 1.50%, 10/15/31	1,975	1,665,656
California:
5.00%, 11/1/28	610	661,960
5.00%, 10/1/32	3,000	3,395,550
5.50%, 12/1/52	1,085	1,198,914
Columbia School District, MO, 2.10%, 3/1/27	1,040	999,378
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27	1,225	1,308,680
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,950,410
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Edina, MN, 5.00%, 2/1/30	$125	$ 137,270
Frisco, TX, 2.00%, 2/15/33	1,000	870,270
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	2,000	2,010,260
Illinois, 5.00%, 3/1/25	5,250	5,341,770
Knox County, TN, 2.90%, 6/1/32	1,460	1,391,511
Liberty Hill Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	2,010	2,140,670
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	29,480
Montgomery County, MD, 5.00%, 10/1/29	1,300	1,409,395
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/32	10	10,942
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/24	900	885,528
New York:
5.00%, 3/15/31	5,250	6,175,943
5.00%, 3/15/32	2,500	2,989,550
New York, NY, 5.00%, 8/1/30	1,500	1,725,150
North Carolina, 2.00%, 6/1/33	1,250	1,087,000
Oconee County, GA, 4.00%, 1/1/34	15	16,327
Orange County, NC, 3.10%, 2/1/36	1,445	1,396,824
Pennsylvania, 4.00%, 5/1/32	2,005	2,127,987
Rutherford County, TN, 1.50%, 4/1/33	2,000	1,621,660
Somerville, MA:
1.75%, 10/15/32	4,180	3,584,893
1.75%, 10/15/33	1,260	1,059,017
Washington, 5.00%, 7/1/26	1,500	1,581,150
Wylie Independent School District, TX, (PSF Guaranteed), 3.25% to 8/15/28 (Put Date), 8/15/41	5,675	5,572,112
		$ 58,042,051
Hospital — 6.5%
Allegheny County Hospital Development Authority, PA, (UPMC), 5.25%, (SIFMA + 0.70%), 11/15/47(1)	$4,500	$ 4,445,460
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/33	40	41,052
Missouri Health and Educational Facilities Authority, (Mercy Health), 5.00%, 6/1/27	3,500	3,733,310
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	3,000	3,214,980
		$ 11,434,802
Housing — 16.2%
Connecticut Housing Finance Authority:
Social Bonds, 4.85%, (SIFMA + 0.30%), 11/15/50(1)	$2,500	$ 2,493,125

11
See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority: (continued)
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	$1,970	$ 2,090,781
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	2,965	3,121,641
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	220	166,602
Illinois Housing Development Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 10/1/52	955	995,702
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	1,420	1,531,626
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.00%, 7/1/53	965	996,633
Maine Housing Authority, Social Bonds, 3.125% to 5/1/24 (Put Date), 11/15/54	935	932,597
Michigan Housing Development Authority, SFMR, Social Bonds, (LOC: Barclays Bank PLC), 4.50%, 6/1/46(2)	5,000	5,000,000
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,690	1,777,660
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	785	679,873
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	310	290,740
Ohio Housing Finance Agency:
3.35%, 9/1/49	540	442,087
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	210	158,579
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	460	331,536
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	995	1,054,998
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	1,165	1,319,887
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,940	2,038,591
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	2,925	3,132,119
		$ 28,554,777
Insured - General Obligations — 2.0%
Rancho Santiago Community College District, CA, (Election of 2002), (AGM), 0.00%, 9/1/28	$2,000	$ 1,749,120
San Mateo County Community College District, CA, (Election of 2001), (NPFG), 0.00%, 9/1/27	2,000	1,798,240
		$ 3,547,360
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.5%
Malibu, CA:
5.00%, 11/1/38	$275	$ 275,380
5.00%, 11/1/43	225	225,261
5.00%, 11/1/48	375	375,390
		$ 876,031
Other Revenue — 4.8%
Energy Southeast A Cooperative District, AL, 5.50% to 1/1/31 (Put Date), 11/1/53	$3,000	$ 3,273,870
Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	4,185	4,234,299
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	1,000	1,060,800
		$ 8,568,969
Senior Living/Life Care — 0.3%
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.25%, 11/1/34	$500	$ 568,765
		$ 568,765
Special Tax Revenue — 0.7%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/30	$1,000	$ 1,157,230
		$ 1,157,230
Transportation — 5.6%
Maryland Department of Transportation, 3.00%, 9/1/32	$3,450	$ 3,352,779
Metropolitan Washington Airports Authority, D.C., Aviation Revenue, (LOC: TD Bank, N.A.), 4.63%, 10/1/39(2)	2,000	2,000,000
Pennsylvania Turnpike Commission:
(LOC: TD Bank, N.A.), 4.70%, 12/1/38(2)	2,000	2,000,000
(LOC: TD Bank, N.A.), 4.70%, 12/1/39(2)	500	500,000
Wisconsin, Transportation Revenue, 5.00%, 7/1/24	2,000	2,016,620
		$ 9,869,399
Water and Sewer — 3.8%
Greensboro, NC, Combined Enterprise System Revenue, 5.00%, 6/1/35	$75	$ 88,761
Indiana Finance Authority, Green Bonds, 5.00%, 2/1/25	1,500	1,531,305
North Texas Municipal Water District, 5.00%, 9/1/24	1,120	1,121,803

12
See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	$3,000	$ 2,972,940
Washington Suburban Sanitary District, MD, 3.00%, 6/1/31	1,000	998,560
		$ 6,713,369
Total Tax-Exempt Municipal Obligations (identified cost $144,521,648)		$146,938,020

Taxable Municipal Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
General Obligations — 0.4%
Austin Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/26	$665	$ 659,919
Total Taxable Municipal Obligations (identified cost $648,096)		$ 659,919

U.S. Treasury Obligations — 12.7%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
3.75%, 12/31/28	$10,247	$ 10,189,761
4.125%, 11/15/32	12,000	12,159,844
Total U.S. Treasury Obligations (identified cost $21,467,876)		$ 22,349,605

Short-Term Investments — 1.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(3)	2,520,558	$ 2,520,558
Total Short-Term Investments (identified cost $2,520,558)		$ 2,520,558
Total Investments — 97.6% (identified cost $169,158,178)		$172,468,102
Other Assets, Less Liabilities — 2.4%		$ 4,317,192
Net Assets — 100.0%		$176,785,294

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2024.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
At January 31, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	12.4%
Others, representing less than 10% individually	71.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2024, 2.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 1.1% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index

13
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2024
Portfolio of Investments

Tax-Exempt Municipal Obligations — 78.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.8%
Maine Municipal Bond Bank, 4.00%, 11/1/37	$1,575	$ 1,670,886
Texas Water Development Board:
4.50%, 10/15/37	2,000	2,197,740
4.55%, 10/15/38	5,000	5,464,200
4.70%, 10/15/41	2,500	2,714,050
4.75%, 10/15/42	1,000	1,085,610
		$ 13,132,486
Education — 1.5%
Bethlehem Area School District Authority, PA:
3.914%, (67% of SOFR + 0.35%), 1/1/30(1)	$3,970	$ 3,904,614
3.914%, (67% of SOFR + 0.35%), 1/1/32(1)	1,000	983,530
Texas A&M University, 4.375%, 5/15/38	1,720	1,829,788
University of Mississippi Educational Building Corp., 4.125%, 10/1/40	305	315,870
		$ 7,033,802
Electric Utilities — 1.5%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M), 5.25%, 7/1/64	$6,500	$ 6,915,090
		$ 6,915,090
Escrowed/Prerefunded — 0.0%(2)
California School Finance Authority, (Aspire Public Schools), Escrowed to Maturity, 5.00%, 8/1/25(3)	$25	$ 25,793
		$ 25,793
General Obligations — 27.6%
Anna, TX, 4.125%, 2/15/41	$1,075	$ 1,094,705
Apex, NC, 3.00%, 6/1/31	295	293,041
Brookline, MA, 1.625%, 2/15/35	6,315	5,079,407
Bryan, TX, 2.00%, 8/15/33	2,365	2,003,439
Burleson, TX, 5.00%, 3/1/40	5,870	6,457,763
California:
5.00%, 12/1/26	5,325	5,675,918
5.00%, 11/1/30	2,000	2,166,800
5.50%, 12/1/52	570	629,844
Chandler, AZ, 2.85%, 7/1/32	2,010	1,953,680
College Station, TX, 2.95%, 2/15/29	780	773,807
Commonwealth of Massachusetts, 4.00%, 2/1/40	700	732,389
Concord, MA:
4.00%, 1/15/40	1,140	1,213,610
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Concord, MA: (continued)
4.00%, 1/15/41	$705	$ 743,345
Conroe Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/39	2,975	2,663,101
Crowley Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/39	345	394,987
David Douglas School District No. 40, OR, 0.00%, 6/15/43	5,500	2,280,740
Fairfax County, VA, 5.00%, 10/1/31(4)	925	1,094,603
Florida, (Department of Transportation), 2.00%, 7/1/33	900	780,849
Forsyth County, NC, 4.00%, 6/1/43	505	520,317
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	928,060
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	4,059,422
Guilford County, NC, 3.00%, 5/1/37	2,025	1,922,839
Hays Consolidated Independent School District, TX, (PSF Guaranteed):
3.00%, 2/15/37	1,215	1,145,296
3.25%, 2/15/32	3,000	3,015,390
Kern Community College District, CA, (Election of 2016), 5.25%, 8/1/41	1,000	1,172,450
Kilgore Independent School District, TX, (PSF Guaranteed), 2.50%, 2/15/36	2,340	2,092,241
Lake Oswego, OR:
2.55%, 6/1/34	1,550	1,430,898
2.60%, 6/1/35	1,645	1,509,748
Lewisville, TX:
2.75%, 2/15/35	1,065	978,234
2.75%, 2/15/36	1,760	1,598,608
Lexington, MA, 4.00%, 2/1/42	905	943,435
Massachusetts, 4.00%, 2/1/39	4,000	4,210,160
Minnesota, 1.50%, 8/1/35	1,500	1,142,895
Morris Township, NJ, 3.00%, 11/1/29	60	60,296
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/39	2,180	2,286,449
4.00%, 9/1/40	975	1,015,804
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	2,015,722
New Braunfels, TX, 5.00%, 2/1/41	610	671,848
New York, NY:
5.00%, 3/15/37	1,000	1,190,710
5.00%, 8/1/39	1,000	1,155,390
5.00%, 3/15/40	1,500	1,740,870
5.25%, 10/1/39	1,000	1,163,150
5.25%, 10/1/42	6,000	6,851,220
5.25%, 10/1/43	2,500	2,839,700

14
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Orange County, NC, 3.15%, 2/1/37	$1,345	$ 1,284,045
Pennsylvania, 4.00%, 10/1/37	6,000	6,289,500
Pickerington Local School District, OH:
4.25%, 12/1/41	800	835,608
4.25%, 12/1/42	285	296,238
Plano, TX, 3.34%, 9/1/36	5,055	5,051,158
Portland, ME, 2.50%, 4/1/36	1,760	1,558,603
Prosper Independent School District, TX, (PSF Guaranteed), 1.625%, 2/15/33	4,730	3,919,609
Richmond, VA, 2.70%, 7/15/39	3,000	2,490,300
Santa Monica-Malibu Unified School District, CA, (Election of 2018):
5.00%, 8/1/39	1,000	1,154,230
5.00%, 8/1/42	2,000	2,274,460
Sherman, TX:
5.00%, 8/15/38	2,185	2,494,396
5.00%, 8/15/43	2,785	3,098,842
Solana Beach School District, CA, (Election of 2016), 4.00%, 8/1/30	70	73,749
Somerville, MA, 1.875%, 10/15/36	4,490	3,565,374
St. Charles County Francis Howell R-III School District, MO, 3.00%, 3/1/36	3,000	2,827,620
Suffolk, VA, 2.95%, 2/1/30	1,030	1,029,475
Washington, 5.00%, 7/1/26	6,000	6,324,600
Worthington City School District, OH, 5.00%, 12/1/43	375	418,346
		$128,679,333
Hospital — 6.6%
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), (LOC: TD Bank, N.A.), 3.75%, 10/1/45(5)	$14,000	$ 14,000,000
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	3,000	3,214,980
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,109,625
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	611,442
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 3.80%, 11/15/39(5)	12,000	12,000,000
		$ 30,936,047
Housing — 10.0%
Connecticut Housing Finance Authority:
Social Bonds, 4.85%, (SIFMA + 0.30%), 11/15/50(1)	$2,000	$ 1,994,500
Social Bonds, 6.25%, 5/15/54	4,000	4,386,840
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	4,920	5,221,645
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Connecticut Housing Finance Authority: (continued)
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$1,045	$ 1,100,207
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.50%, 11/15/31	4,910	4,049,130
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	500	378,640
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	4,260	4,594,878
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	2,900	3,050,423
Nevada Housing Division, (FHLMC), (FNMA), (GNMA), 3.00%, 10/1/39	1,730	1,498,318
New Mexico Mortgage Finance Authority, (Single Family Mortgage Program), (FHLMC), (FNMA), (GNMA), 3.35%, 7/1/39	630	590,858
Ohio Housing Finance Agency:
3.35%, 9/1/49	1,175	961,949
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	590	445,533
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	1,120	807,218
Oklahoma Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 6.50%, 9/1/54	2,000	2,265,900
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.50%, 10/1/53	6,250	6,625,625
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	1,000	935,300
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	2,990	3,141,952
Texas Department of Housing and Community Affairs:
Social Bonds, (GNMA), 5.75%, 1/1/53	2,375	2,543,174
Social Bonds, (GNMA), 6.00%, 1/1/54	2,000	2,210,060
		$ 46,802,150
Insured - Bond Bank — 1.1%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$4,950	$ 5,269,820
		$ 5,269,820
Insured - Education — 2.6%
Scott County School District Finance Corp., KY, (BAM), 5.00%, 9/1/41	$5,000	$ 5,564,250
Texas State Technical College Financing System Improvement, (AGM), 5.50%, 8/1/42	5,750	6,513,715
		$ 12,077,965

15
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.2%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,435	$ 2,185,931
Mauston School District, WI:
(AGM), 1.70%, 3/1/35	1,500	1,185,690
(AGM), 1.75%, 3/1/36	1,200	929,784
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/41	675	306,389
(BAM), 0.00%, 8/1/42	700	300,636
(BAM), 0.00%, 8/1/43	1,325	539,222
		$ 5,447,652
Insured - Housing — 0.9%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 6.00%, 11/1/52	$3,980	$ 4,263,495
		$ 4,263,495
Insured - Special Tax Revenue — 0.2%
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	$1,000	$ 1,114,220
		$ 1,114,220
Lease Revenue/Certificates of Participation — 0.0%(2)
Aspen Fire Protection District, CO, 4.00%, 12/1/24	$130	$ 130,819
		$ 130,819
Other Revenue — 2.3%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	$4,700	$ 4,730,691
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	965	992,657
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,121,600
5.00% to 6/1/29 (Put Date), 12/1/52	2,500	2,626,275
		$ 10,471,223
Senior Living/Life Care — 0.5%
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.25%, 11/1/36	$1,000	$ 1,123,330
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,034,790
		$ 2,158,120
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 8.8%
Miami, FL:
5.00%, 3/1/36	$1,000	$ 1,172,110
5.00%, 3/1/37	1,250	1,451,837
5.00%, 3/1/38	1,000	1,151,760
Michigan Trunk Line Fund:
4.00%, 11/15/39	15,545	16,232,089
5.00%, 11/15/43	5,000	5,704,050
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/30	2,000	2,314,460
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/37	5,000	5,220,750
4.00%, 2/15/39	6,095	6,237,867
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/39	1,215	1,438,645
		$ 40,923,568
Transportation — 1.7%
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/37	$1,500	$ 1,585,755
Massachusetts, (Rail Enhancement Program), 5.00%, 6/1/43	2,950	3,259,160
North Texas Tollway Authority, 4.125%, 1/1/40	3,000	3,075,150
		$ 7,920,065
Water and Sewer — 9.3%
Celina, TX, Waterworks and Sewer System Revenue, 1.75%, 9/1/33	$3,200	$ 2,620,416
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/29	1,250	1,381,512
Louisville and Jefferson County Metropolitan Sewer District, KY, 5.00%, 5/15/42	4,825	5,510,681
Mesquite, TX, Waterworks and Sewer System Revenue, 3.00%, 3/1/33	1,180	1,128,623
Metropolitan Utilities District of Omaha Water System Revenue, NE, 4.375%, 12/1/41	4,545	4,730,572
New York State Environmental Facilities Corp., (Clean Water and Drinking Water Revenue), 4.00%, 6/15/39	4,950	5,088,946
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	17,000	16,846,660
Spotsylvania County Water and Sewer, VA, 4.00%, 12/1/37	720	761,688
Virginia Beach, VA, Storm Water Utility Revenue, 3.00%, 11/15/39	3,745	3,335,260

16
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Washington Suburban Sanitary District, MD, 2.00%, 12/1/41	$1,000	$ 702,530
Wisconsin, Environmental Improvement Fund Revenue, Green Bonds, 5.00%, 6/1/35	1,000	1,122,500
		$ 43,229,388
Total Tax-Exempt Municipal Obligations (identified cost $349,239,142)		$366,531,036

Taxable Municipal Obligations — 0.2%
Security	Principal Amount (000's omitted)	Value
Education — 0.1%
Virginia Public School Authority, 0.75%, 8/1/24	$495	$ 484,858
		$ 484,858
Housing — 0.1%
Pennsylvania Housing Finance Agency, SFMR, 5.457%, 4/1/37	$485	$ 483,666
		$ 483,666
Total Taxable Municipal Obligations (identified cost $964,898)		$ 968,524

U.S. Treasury Obligations — 18.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
3.75%, 12/31/28	$66,658	$ 66,285,652
4.125%, 11/15/32	20,000	20,266,406
Total U.S. Treasury Obligations (identified cost $84,887,391)		$ 86,552,058

Short-Term Investments — 2.0%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(6)	9,129,656	$ 9,129,656
Total Short-Term Investments (identified cost $9,129,656)		$ 9,129,656
Total Investments — 99.4% (identified cost $444,221,087)		$463,181,274
Other Assets, Less Liabilities — 0.6%		$ 2,762,405
Net Assets — 100.0%		$465,943,679
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(2)	Amount is less than 0.05%.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $25,793 or less than 0.05% of the Fund's net assets.
(4)	When-issued security.
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2024.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
At January 31, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	17.6%
Others, representing less than 10% individually	61.2%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2024, 5.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.4% to 3.7% of total investments.

17
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2024
Portfolio of Investments — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
18
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2024
Statements of Assets and Liabilities

	January 31, 2024
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Assets
Unaffiliated investments, at value (identified cost $166,637,620 and $435,091,431, respectively)	$ 169,947,544	$ 454,051,618
Affiliated investments, at value (identified cost $2,520,558 and $9,129,656, respectively)	2,520,558	9,129,656
Cash	6,138,334	—
Interest receivable	1,670,483	4,064,311
Dividends receivable from affiliated investments	9,242	77,155
Receivable for investments sold	1,001,500	26,398,472
Receivable for Fund shares sold	46,696	936,400
Receivable from affiliates	—	67,045
Trustees' deferred compensation plan	71,109	41,140
Total assets	$181,405,466	$494,765,797
Liabilities
Payable for investments purchased	$ 1,499,667	$ 25,890,085
Payable for when-issued securities	—	1,094,210
Payable for Fund shares redeemed	2,717,625	532,828
Distributions payable	120,948	490,114
Payable to affiliates:
Investment adviser and administration fee	53,048	192,071
Distribution and service fees	14,896	13,768
Trustees' deferred compensation plan	71,109	41,140
Other	793	—
Accrued expenses	142,086	567,902
Total liabilities	$ 4,620,172	$ 28,822,118
Net Assets	$176,785,294	$465,943,679
Sources of Net Assets
Paid-in capital	$ 187,880,287	$ 482,539,057
Accumulated loss	(11,094,993)	(16,595,378)
Net Assets	$176,785,294	$465,943,679
Class A Shares
Net Assets	$ 61,740,555	$ 46,655,430
Shares Outstanding	6,106,334	3,857,612
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.11	$ 12.09
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.45	$ 12.50
Class C Shares
Net Assets	$ 2,098,250	$ 4,436,615
Shares Outstanding	208,264	367,005
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.07	$ 12.09
Class I Shares
Net Assets	$ 112,946,489	$ 414,851,634
Shares Outstanding	11,166,431	34,267,024
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.11	$ 12.11
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
19
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2024
Statements of Operations

	Year Ended January 31, 2024
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investment Income
Dividend income from affiliated investments	$ 302,545	$ 1,508,019
Interest income	7,107,381	18,992,466
Total investment income	$ 7,409,926	$20,500,485
Expenses
Investment adviser and administration fee	$ 721,746	$ 2,543,589
Distribution and service fees:
Class A	174,076	124,558
Class C	26,505	45,383
Trustees’ fees and expenses	13,039	33,708
Custodian fee	52,399	123,115
Transfer and dividend disbursing agent fees	76,997	814,458
Legal and accounting services	72,110	67,961
Printing and postage	9,119	60,448
Registration fees	52,499	142,289
Miscellaneous	33,559	34,455
Total expenses	$ 1,232,049	$ 3,989,964
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 9,653	$ 814,498
Total expense reductions	$ 9,653	$ 814,498
Net expenses	$ 1,222,396	$ 3,175,466
Net investment income	$ 6,187,530	$17,325,019
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (2,831,381)	$ (4,800,009)
Net realized loss	$(2,831,381)	$ (4,800,009)
Change in unrealized appreciation (depreciation):
Investments	$ 130,204	$ 3,231,302
Net change in unrealized appreciation (depreciation)	$ 130,204	$ 3,231,302
Net realized and unrealized loss	$(2,701,177)	$ (1,568,707)
Net increase in net assets from operations	$ 3,486,353	$15,756,312
20
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2024
Statements of Changes in Net Assets

	Year Ended January 31, 2024
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 6,187,530	$ 17,325,019
Net realized loss	(2,831,381)	(4,800,009)
Net change in unrealized appreciation (depreciation)	130,204	3,231,302
Net increase in net assets from operations	$ 3,486,353	$ 15,756,312
Distributions to shareholders:
Class A	$ (1,881,418)	$ (1,536,273)
Class C	(51,600)	(105,464)
Class I	(3,950,376)	(15,091,430)
Total distributions to shareholders	$ (5,883,394)	$ (16,733,167)
Transactions in shares of beneficial interest:
Class A	$ (15,301,276)	$ (5,503,095)
Class C	(1,115,148)	(853,318)
Class I	(34,282,953)	(90,732,471)
Net decrease in net assets from Fund share transactions	$ (50,699,377)	$ (97,088,884)
Net decrease in net assets	$ (53,096,418)	$ (98,065,739)
Net Assets
At beginning of year	$ 229,881,712	$ 564,009,418
At end of year	$176,785,294	$465,943,679
21
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2024
Statements of Changes in Net Assets — continued

	Year Ended January 31, 2023
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,354,224	$ 12,690,725
Net realized loss	(12,092,834)	(31,699,317)
Net change in unrealized appreciation (depreciation)	2,229,091	5,962,189
Net decrease in net assets from operations	$ (5,509,519)	$ (13,046,403)
Distributions to shareholders:
Class A	$ (1,400,824)	$ (1,019,132)
Class C	(17,417)	(72,096)
Class I	(2,874,290)	(11,534,650)
Total distributions to shareholders	$ (4,292,531)	$ (12,625,878)
Transactions in shares of beneficial interest:
Class A	$ (37,949,638)	$ (6,838,481)
Class C	(1,221,022)	(2,732,414)
Class I	(52,955,647)	(89,833,067)
Net decrease in net assets from Fund share transactions	$ (92,126,307)	$ (99,403,962)
Net decrease in net assets	$(101,928,357)	$(125,076,243)
Net Assets
At beginning of year	$ 331,810,069	$ 689,085,661
At end of year	$ 229,881,712	$ 564,009,418
22
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2024
Financial Highlights

	Short-Term Municipal Bond Fund — Class A
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 10.17	$ 10.45	$ 10.83	$ 10.66	$ 10.35
Income (Loss) From Operations
Net investment income	$ 0.28	$ 0.17	$ 0.06	$ 0.08(1)	$ 0.16(1)
Net realized and unrealized gain (loss)	(0.07)	(0.30)	(0.32)	0.40	0.31
Total income (loss) from operations	$ 0.21	$ (0.13)	$ (0.26)	$ 0.48	$ 0.47
Less Distributions
From net investment income	$ (0.27)	$ (0.15)	$ (0.05)	$ (0.08)	$ (0.16)
From net realized gain	—	—	(0.07)	(0.23)	—
Total distributions	$ (0.27)	$ (0.15)	$ (0.12)	$ (0.31)	$ (0.16)
Net asset value — End of year	$ 10.11	$ 10.17	$ 10.45	$ 10.83	$ 10.66
Total Return(2)	2.14%	(1.20)%	(2.39)%	4.51%	4.56%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$61,741	$77,727	$119,419	$135,622	$109,210
Ratios (as a percentage of average daily net assets):
Total expenses	0.75%	0.76%	0.80%	0.82%	0.88%
Net expenses	0.75% (3)	0.76% (3)	0.80%	0.82%	0.88%
Net investment income	2.85%	1.45%	0.59%	0.71%	1.52%
Portfolio Turnover	92%	109%	96%	176%	51%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023.)
23
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2024
Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class C
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 10.14	$ 10.39	$ 10.79	$ 10.64	$ 10.32
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.21	$ 0.07	$ (0.02)	$ 0.01	$ 0.08
Net realized and unrealized gain (loss)	(0.09)	(0.27)	(0.31)	0.38	0.32
Total income (loss) from operations	$ 0.12	$ (0.20)	$ (0.33)	$ 0.39	$ 0.40
Less Distributions
From net investment income	$ (0.19)	$ (0.05)	$ —	$ (0.01)	$ (0.08)
From net realized gain	—	—	(0.07)	(0.23)	—
Total distributions	$ (0.19)	$ (0.05)	$ (0.07)	$ (0.24)	$ (0.08)
Net asset value — End of year	$10.07	$10.14	$10.39	$10.79	$ 10.64
Total Return(2)	1.27%	(1.89)%	(3.11)%	3.70%	3.88%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 2,098	$ 3,252	$ 4,603	$ 7,473	$24,622
Ratios (as a percentage of average daily net assets):
Total expenses	1.50%	1.51%	1.55%	1.57%	1.63%
Net expenses	1.50% (3)	1.51% (3)	1.55%	1.57%	1.63%
Net investment income (loss)	2.10%	0.71%	(0.16)%	0.05%	0.78%
Portfolio Turnover	92%	109%	96%	176%	51%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023.)
24
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2024
Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class I
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 10.18	$ 10.45	$ 10.83	$ 10.66	$ 10.35
Income (Loss) From Operations
Net investment income	$ 0.30	$ 0.18	$ 0.09	$ 0.11	$ 0.19
Net realized and unrealized gain (loss)	(0.07)	(0.27)	(0.32)	0.40	0.30
Total income (loss) from operations	$ 0.23	$ (0.09)	$ (0.23)	$ 0.51	$ 0.49
Less Distributions
From net investment income	$ (0.30)	$ (0.18)	$ (0.08)	$ (0.11)	$ (0.18)
From net realized gain	—	—	(0.07)	(0.23)	—
Total distributions	$ (0.30)	$ (0.18)	$ (0.15)	$ (0.34)	$ (0.18)
Net asset value — End of year	$ 10.11	$ 10.18	$ 10.45	$ 10.83	$ 10.66
Total Return(1)	2.29%	(0.85)%	(2.14)%	4.77%	4.82%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$112,946	$148,903	$207,787	$253,382	$157,176
Ratios (as a percentage of average daily net assets):
Total expenses	0.50%	0.51%	0.55%	0.57%	0.63%
Net expenses	0.50% (2)	0.51% (2)	0.55%	0.57%	0.63%
Net investment income	3.10%	1.73%	0.84%	0.92%	1.77%
Portfolio Turnover	92%	109%	96%	176%	51%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023.)
25
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2024
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class A
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 12.09	$ 12.49	$ 13.07	$ 12.81	$ 12.21
Income (Loss) From Operations
Net investment income	$ 0.37	$ 0.23	$ 0.13	$ 0.18	$ 0.23
Net realized and unrealized gain (loss)	(0.01)	(0.40)	(0.53)	0.39	0.64
Total income (loss) from operations	$ 0.36	$ (0.17)	$ (0.40)	$ 0.57	$ 0.87
Less Distributions
From net investment income	$ (0.36)	$ (0.23)	$ (0.13)	$ (0.18)	$ (0.23)
From net realized gain	—	—	(0.05)	(0.13)	(0.04)
Total distributions	$ (0.36)	$ (0.23)	$ (0.18)	$ (0.31)	$ (0.27)
Net asset value — End of year	$ 12.09	$ 12.09	$ 12.49	$ 13.07	$ 12.81
Total Return(1)	3.13%	(1.25)%	(3.08)%	4.49%	7.15%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$46,655	$52,419	$61,492	$67,422	$50,697
Ratios (as a percentage of average daily net assets):(2)
Total expenses	1.00%	1.03%	1.02%	0.99%	0.98%
Net expenses	0.84% (3)	0.87% (3)	0.90%	0.90%	0.90%
Net investment income	3.20%	1.96%	1.09%	1.41%	1.81%
Portfolio Turnover	127%	159%	61%	104%	74%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(3)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% and less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023, respectively).
26
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2024
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class C
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 12.08	$ 12.48	$ 13.07	$ 12.81	$ 12.21
Income (Loss) From Operations
Net investment income	$ 0.29(1)	$ 0.14(1)	$ 0.04(1)	$ 0.09(1)	$ 0.13
Net realized and unrealized gain (loss)	(0.00) (2)	(0.39)	(0.54)	0.38	0.64
Total income (loss) from operations	$ 0.29	$ (0.25)	$ (0.50)	$ 0.47	$ 0.77
Less Distributions
From net investment income	$ (0.28)	$ (0.15)	$ (0.04)	$ (0.08)	$ (0.13)
From net realized gain	—	—	(0.05)	(0.13)	(0.04)
Total distributions	$ (0.28)	$ (0.15)	$ (0.09)	$ (0.21)	$ (0.17)
Net asset value — End of year	$12.09	$12.08	$12.48	$ 13.07	$ 12.81
Total Return(3)	2.44%	(2.00)%	(3.88)%	3.70%	6.35%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 4,437	$ 5,307	$ 8,362	$11,226	$22,557
Ratios (as a percentage of average daily net assets):(4)
Total expenses	1.75%	1.78%	1.77%	1.74%	1.73%
Net expenses	1.59% (5)	1.62% (5)	1.65%	1.65%	1.65%
Net investment income	2.44%	1.17%	0.34%	0.72%	1.08%
Portfolio Turnover	127%	159%	61%	104%	74%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $(0.005).
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% and less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023, respectively).
27
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2024
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class I
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 12.10	$ 12.50	$ 13.09	$ 12.82	$ 12.22
Income (Loss) From Operations
Net investment income	$ 0.40	$ 0.26	$ 0.17	$ 0.22	$ 0.26
Net realized and unrealized gain (loss)	(0.00) (1)	(0.40)	(0.54)	0.39	0.64
Total income (loss) from operations	$ 0.40	$ (0.14)	$ (0.37)	$ 0.61	$ 0.90
Less Distributions
From net investment income	$ (0.39)	$ (0.26)	$ (0.17)	$ (0.21)	$ (0.26)
From net realized gain	—	—	(0.05)	(0.13)	(0.04)
Total distributions	$ (0.39)	$ (0.26)	$ (0.22)	$ (0.34)	$ (0.30)
Net asset value — End of year	$ 12.11	$ 12.10	$ 12.50	$ 13.09	$ 12.82
Total Return(2)	3.39%	(1.01)%	(2.90)%	4.82%	7.41%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$414,852	$506,284	$619,232	$537,216	$404,214
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.75%	0.77%	0.77%	0.74%	0.73%
Net expenses	0.59% (4)	0.61% (4)	0.65%	0.65%	0.65%
Net investment income	3.44%	2.21%	1.34%	1.66%	2.07%
Portfolio Turnover	127%	159%	61%	104%	74%
(1)	Amount is less than $(0.005).
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% and less than 0.01% of average daily net assets for the years ended January 31, 2024 and 2023, respectively).
28
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Parametric TABS Short-Term Municipal Bond Fund (Short-Term Municipal Bond Fund) and Parametric TABS Intermediate-Term Municipal Bond Fund (Intermediate-Term Municipal Bond Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2024, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
29

Parametric
TABS Municipal Bond Funds
January 31, 2024
Notes to Financial Statements — continued

E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2024 and January 31, 2023 was as follows:
	Year Ended January 31, 2024
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Tax-exempt income	$4,677,878	$13,813,820
Ordinary income	$1,205,516	$ 2,919,347
	Year Ended January 31, 2023
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Tax-exempt income	$3,858,423	$11,757,847
Ordinary income	$ 434,108	$ 868,031
30

Parametric
TABS Municipal Bond Funds
January 31, 2024
Notes to Financial Statements — continued

As of January 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Undistributed tax-exempt income	$ 65,631	$ 475,490
Deferred capital losses	(14,663,453)	(36,083,167)
Net unrealized appreciation	3,623,777	19,502,413
Distributions payable	(120,948)	(490,114)
Accumulated loss	$(11,094,993)	$(16,595,378)
At January 31, 2024, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Deferred capital losses:
Short-term	$9,904,486	$27,818,413
Long-term	$4,758,967	$ 8,264,754
The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2024, as determined on a federal income tax basis, were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Aggregate cost	$168,844,324	$443,678,862
Gross unrealized appreciation	$ 3,962,720	$ 19,860,418
Gross unrealized depreciation	(338,942)	(358,006)
Net unrealized appreciation	$ 3,623,778	$ 19,502,412
31

Parametric
TABS Municipal Bond Funds
January 31, 2024
Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to each Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
	Annual Fee Rate
Average Daily Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Up to $1 billion	0.3500%	0.5000%
$1 billion but less than $2 billion	0.3375%	0.4750%
$2 billion but less than $5 billion	0.3250%	0.4550%
$5 billion and over	0.3175%	0.4400%
For the year ended January 31, 2024, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investment Adviser and Administration Fee	$721,746	$2,543,589
Effective Annual Rate	0.35%	0.50%
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of each Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Funds.
Each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by each Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2024, the investment adviser and administration fee paid was reduced by $9,653 and $46,781 for Short-Term Municipal Bond Fund and Intermediate-Term Municipal Bond Fund, respectively, relating to each Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Funds’ expenses to the extent that total annual fund operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.76%, 1.51% and 0.51% of Short-Term Municipal Bond Fund's average daily net assets for Class A, Class C and Class I, respectively, and 0.85%, 1.60% and 0.60% of Intermediate-Term Municipal Bond Fund's average daily net assets for Class A, Class C and Class I, respectively. These agreements may be changed or terminated after May 31, 2024. Pursuant to these agreements, EVM and Parametric were allocated none and $767,717 in total of Short-Term Municipal Bond Fund's and Intermediate-Term Municipal Bond Fund's operating expenses, respectively, for the year ended January 31, 2024.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on the sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges
32

Parametric
TABS Municipal Bond Funds
January 31, 2024
Notes to Financial Statements — continued

(see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended January 31, 2024 were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
EVM's Sub-Transfer Agent Fees	$5,980	$5,269
EVD's Class A Sales Charges	$ 77	$3,545
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$ 450
Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Funds are officers of EVM.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2024 for Class A shares amounted to the following:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class A Distribution and Service Fees	$174,076	$124,558
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the year ended January 31, 2024, the Funds paid or accrued to EVD the following distribution fees:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class C Distribution Fees	$19,879	$34,037
Pursuant to the Class C Plan, each Fund also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2024 amounted to the following:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class C Service Fees	$6,626	$11,346
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
33

Parametric
TABS Municipal Bond Funds
January 31, 2024
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2024, the Funds were informed that EVD received the following amount of CDSCs paid by Class A shareholders and no CDSCs paid by Class C shareholders.
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class A	$1,873	$ —
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the year ended January 31, 2024 were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Purchases
Investments (non-U.S. Government)	$ 129,475,762	$ 457,822,291
U.S. Government and Agency Securities	51,914,095	155,910,991
Total Purchases	$181,389,857	$613,733,282
Sales
Investments (non-U.S. Government)	$ 157,512,444	$ 564,044,645
U.S. Government and Agency Securities	59,975,093	108,775,089
Total Sales	$217,487,537	$672,819,734
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Short-Term Municipal Bond Fund
	Year Ended January 31, 2024			Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	431,702	$ 4,309,032	783,048	$ 7,795,113
Issued to shareholders electing to receive payments of distributions in Fund shares	152,110	1,518,594	116,415	1,162,445
Redemptions	(2,118,258)	(21,128,902)	(4,686,641)	(46,907,196)
Net decrease	(1,534,446)	$(15,301,276)	(3,787,178)	$ (37,949,638)
34

Parametric
TABS Municipal Bond Funds
January 31, 2024
Notes to Financial Statements — continued

Short-Term Municipal Bond Fund (continued)
	Year Ended January 31, 2024			Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class C
Sales	17,099	$ 169,006	73,863	$ 729,992
Issued to shareholders electing to receive payments of distributions in Fund shares	4,133	41,112	1,323	13,128
Redemptions	(133,765)	(1,325,266)	(197,500)	(1,964,142)
Net decrease	(112,533)	$ (1,115,148)	(122,314)	$ (1,221,022)
Class I
Sales	2,389,210	$ 23,964,022	6,020,814	$ 60,254,992
Issued to shareholders electing to receive payments of distributions in Fund shares	277,896	2,774,821	194,391	1,942,905
Redemptions	(6,132,898)	(61,021,796)	(11,460,257)	(115,153,544)
Net decrease	(3,465,792)	$(34,282,953)	(5,245,052)	$ (52,955,647)
Intermediate-Term Municipal Bond Fund
	Year Ended January 31, 2024			Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,163,376	$ 13,811,622	1,824,390	$ 21,436,685
Issued to shareholders electing to receive payments of distributions in Fund shares	59,370	701,621	42,738	502,881
Redemptions	(1,702,245)	(20,016,338)	(2,453,737)	(28,778,047)
Net decrease	(479,499)	$ (5,503,095)	(586,609)	$ (6,838,481)
Class C
Sales	83,293	$ 987,954	117,657	$ 1,382,809
Issued to shareholders electing to receive payments of distributions in Fund shares	4,570	54,038	2,971	34,873
Redemptions	(160,172)	(1,895,310)	(351,217)	(4,150,096)
Net decrease	(72,309)	$ (853,318)	(230,589)	$ (2,732,414)
Class I
Sales	18,509,621	$ 219,341,382	29,555,474	$ 350,119,216
Issued to shareholders electing to receive payments of distributions in Fund shares	657,484	7,775,156	410,084	4,827,083
Redemptions	(26,747,553)	(317,849,009)	(37,652,147)	(444,779,366)
Net decrease	(7,580,448)	$ (90,732,471)	(7,686,589)	$ (89,833,067)
35

Parametric
TABS Municipal Bond Funds
January 31, 2024
Notes to Financial Statements — continued

8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, it may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended January 31, 2024.
9  Affiliated Investments
At January 31, 2024, the value of each Fund’s investment in funds that may be deemed to be affiliated was $2,520,558 for Short-Term Municipal Bond Fund, which represents 1.4% of its net assets, and $9,129,656 for Intermediate-Term Municipal Bond Fund, which represents 2.0% of its net assets. Transactions in such investments by the Funds for the year ended January 31, 2024 were as follows:
Short-Term Municipal Bond Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$20,836,467	$131,364,596	$(149,680,505)	$ —	$ —	$2,520,558	$302,545	2,520,558
Intermediate-Term Municipal Bond Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$49,021,044	$391,374,855	$(431,266,243)	$ —	$ —	$9,129,656	$1,508,019	9,129,656
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
36

Parametric
TABS Municipal Bond Funds
January 31, 2024
Notes to Financial Statements — continued

At January 31, 2024, the hierarchy of inputs used in valuing the Funds' investments, which are carried at fair value, were as follows:
Short-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 146,938,020	$ —	$ 146,938,020
Taxable Municipal Obligations	—	659,919	—	659,919
U.S. Treasury Obligations	—	22,349,605	—	22,349,605
Short-Term Investments	2,520,558	—	—	2,520,558
Total Investments	$ 2,520,558	$ 169,947,544	$ —	$172,468,102
Intermediate-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 366,531,036	$ —	$ 366,531,036
Taxable Municipal Obligations	—	968,524	—	968,524
U.S. Treasury Obligations	—	86,552,058	—	86,552,058
Short-Term Investments	9,129,656	—	—	9,129,656
Total Investments	$ 9,129,656	$ 454,051,618	$ —	$463,181,274
37

Parametric
TABS Municipal Bond Funds
January 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Parametric TABS Short-Term Municipal Bond Fund and Parametric TABS Intermediate-Term Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Parametric TABS Short-Term Municipal Bond Fund and Parametric TABS Intermediate-Term Municipal Bond Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust II), including the portfolios of investments, as of January 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of January 31, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
38

Parametric
TABS Municipal Bond Funds
January 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended January 31, 2024, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
TABS Short-Term Municipal Bond Fund	79.51%
TABS Intermediate-Term Municipal Bond Fund	82.55%
39

Parametric
TABS Municipal Bond Funds
January 31, 2024
Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust II (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is One Post Office Square, Boston, Massachusetts 02109. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, "MSIM" refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
40

Parametric
TABS Municipal Bond Funds
January 31, 2024
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management 'Classic’ (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
41

Parametric
TABS Municipal Bond Funds
January 31, 2024
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.
42

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
43

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
44

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
45

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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Independent Registered  Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

6096    1.31.24

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
Annual Report
January 31, 2024

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2024
Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Management’s Discussion of Fund Performance†

Economic and Market Conditions
For municipal bond investors, the 12-month period ended January 31, 2024, may be described as a roller-coaster ride driven by changing expectations of how long the U.S. Federal Reserve (the Fed) might keep raising the federal funds rate to tame inflation, and how high rates might go.
As the period opened in February 2023, a months-long municipal bond rally stalled as robust economic reports led investors to fear the Fed might keep rates higher for longer than previously expected.
In March 2023, however, municipal bond performance turned positive following the failure of two regional U.S. banks that triggered a “flight to quality” that, in turn, lifted municipal bonds to their strongest March performance since 2008 -- despite the Fed raising rates for a ninth consecutive time that month.
In April 2023, the municipal bond market began another sell-off. Although positive technical factors -- particularly municipal bond demand that exceeded supply -- produced brief periods of positive performance, the Fed’s tenth and eleventh rate hikes in a little over a year -- in May and July 2023 -- caused municipal yields to rise and bond prices to fall.
From August through October 2023, above-average supply -- plus an end-of-summer slowdown in coupon reinvestment -- reduced demand for municipal bonds even more. Although the Fed left interest rates unchanged in September 2023, investors interpreted the message to be that rates might stay higher for longer than expected just weeks earlier -- adding fuel to the municipal bond sell-off.
In November and December 2023, the municipal bond market reversed course. After several consecutive months of negative returns and rising rates, federal tax-free municipal yields approached their 2022 highs, giving investors a compelling reason to buy municipal bonds.
Typical calendar year-end technical factors -- particularly constrained supplies and increased demand -- were additional tailwinds for municipal bond prices. Falling inflation and easing employment gains also led many investors to believe the Fed was done raising rates. As a result, the Bloomberg Municipal Bond Index (the Municipal Index) returned 6.35% in November 2023, its best monthly performance since 1982.
In December 2023, the Municipal Index posted another solid monthly gain as investors began to conclude the Fed might actually begin lowering interest rates as early as March 2024. In the final month of the period, however, municipal returns turned negative as municipal bonds -- following a strong year-end rally -- appeared overvalued relative to U.S. Treasurys. Strong U.S. economic reports led investors to push expectations of a potential rate cut out to mid-2024, weighing on municipal returns during the period.
For the period as a whole, the Municipal Index returned 2.90%. Yields rose and prices fell across the municipal bond yield curve. Municipal bonds outperformed U.S. Treasurys in the middle- and long-maturity areas of the curve, but underperformed Treasurys in the short-maturity portion of the yield curve. During the period, lower-rated bonds generally outperformed higher-rated bonds, while longer-maturity bonds outperformed shorter-maturity bonds.
Fund Performance
For the 12-month period ended January 31, 2024, Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) returned 3.23% for Class A shares at net asset value (NAV), outperforming its benchmark, the Bloomberg 10 Year Municipal Bond Index (the Index), which returned 2.49%.
The Index is unmanaged, and returns do not reflect applicable sales charges, commissions, or expenses.
The Fund seeks to invest primarily in general obligation bonds and revenue bonds. The Fund seeks to weigh investments so that at least 5% -- and not more than 15% -- of its net assets are invested in obligations with a final maturity in a year within the 5-to-15 year maturity range. The Fund’s objective is to seek current income exempt from regular federal income tax. The investment sub-adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other persons obligated to repay the obligation, and the relative value of the obligation in the market.
Relative-value trading -- a strategy that seeks to take advantage of price and rate differences among similar securities -- contributed to Fund performance relative to the Index during the period.
Yield-curve positioning -- largely determined by the Fund’s equal-weighted laddered structure -- also contributed to Fund performance versus the Index.
With exposures from 5 to 15 years, the Fund inherently holds overweight positions in longer-maturity bonds because the Index is composed mainly of bonds with 8-12 years remaining to maturity. During a period when longer-maturity bonds generally outperformed shorter-maturity bonds, the Fund’s out-of-Index exposure to bonds with maturities longer than 12 years benefited Index-relative returns, particularly when the municipal bond market rallied in November and December 2023.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Management’s Discussion of Fund Performance† — continued

Duration management contributed to Index-relative returns as well. During the period, the Fund maintained a longer duration than that of the Index. The Fund further increased its duration in June 2023. While this proved to be somewhat premature and detracted from Index-relative returns as municipal interest rates rose through October 2023, the longer duration positioning helped the Fund’s relative performance when municipal bonds rallied in November and December. For the period as a whole, duration positioning was a net contributor to performance versus the Index.
In contrast, credit-quality allocations detracted from Fund returns relative to the Index. The Fund held an overweight position in high quality AAA-rated bonds during a period when higher-quality securities generally underperformed lower-quality securities.
An overweight position in the housing sector also detracted from Index-relative performance, as the housing sector -- generally valued for its relatively high income potential compared to other sectors -- underperformed the Index during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Performance

Portfolio Manager(s) Brian C. Barney, CFA, Devin J. Cooch, CFA and Alison Wagner, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	02/01/2010	02/01/2010	3.23%	2.03%	3.25%
Class A with 3.25% Maximum Sales Charge	—	—	(0.12)	1.36	2.91
Class C at NAV	02/01/2010	02/01/2010	2.54	1.27	2.63
Class C with 1% Maximum Deferred Sales Charge	—	—	1.54	1.27	2.63
Class I at NAV	02/01/2010	02/01/2010	3.49	2.28	3.51

Bloomberg 10 Year Municipal Bond Index	—	—	2.49%	2.24%	2.97%
Bloomberg 15 Year Municipal Bond Index	—	—	3.62	2.50	3.48
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.67%	1.42%	0.42%
Net	0.65	1.40	0.40
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.74%	1.98%	2.99%
SEC 30-day Yield – Subsidized	2.58	1.92	2.92
SEC 30-day Yield – Unsubsidized	2.58	1.92	2.92
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	01/31/2014	$12,971	N.A.
Class I, at minimum investment	$1,000,000	01/31/2014	$1,412,255	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
5

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Bloomberg 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charges reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective April 15, 2015, the Fund changed its investment objective and investment strategy. Performance prior to April 15, 2015 reflects the Fund’s performance under its former investment objective and policies.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
Additional Information
Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S.
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.
Duration is a measure of the expected change in price of a bond—in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.
Important Notice to Shareholders
On May 19, 2023, the Fund received its pro rata share of net assets from 5-to-15 Year Laddered Municipal Bond Portfolio, the Portfolio the Fund previously invested in, and the Portfolio was terminated. As of May 20, 2023, the Fund invests its assets directly.

6

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (8/1/23)	Ending Account Value (1/31/24)	Expenses Paid During Period* (8/1/23 – 1/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,034.50	$3.33**	0.65%
Class C	$1,000.00	$1,030.60	$7.17**	1.40%
Class I	$1,000.00	$1,034.90	$2.05**	0.40%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.93	$3.31**	0.65%
Class C	$1,000.00	$1,018.15	$7.12**	1.40%
Class I	$1,000.00	$1,023.19	$2.04**	0.40%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
7

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Portfolio of Investments

Tax-Exempt Municipal Obligations — 94.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.6%
Maine Municipal Bond Bank, 4.00%, 11/1/37	$1,000	$ 1,060,880
Michigan Finance Authority, (Trinity Health Credit Group), 3.00%, 10/1/36	1,500	1,413,810
New Hampshire Municipal Bond Bank, 3.00%, 8/15/34	2,000	1,961,160
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	75	72,071
		$ 4,507,921
Education — 2.4%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 4.014%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,712,407
Connecticut Health and Educational Facilities Authority, (Yale University), 5.00%, 7/1/37(2)	1,280	1,553,344
Duneland School Building Corp., IN, 4.00%, 1/15/35	1,915	2,073,313
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	533,608
Ohio State University, Green Bonds, 4.00%, 12/1/38	765	800,580
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University):
4.00%, 7/1/34	1,155	1,175,120
4.00%, 9/1/34	350	368,337
Poway Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	1,000	683,650
University of Mississippi Educational Building Corp., 4.00%, 10/1/38	1,540	1,607,082
Virginia College Building Authority, 4.00%, 2/1/33	1,000	1,035,720
Virginia Public School Authority, Prince William County, 3.00%, 10/1/37	1,690	1,565,363
West Lafayette School Building Corp., IN, 5.00%, 7/15/35	2,800	3,000,284
		$ 17,108,808
Electric Utilities — 2.2%
American Municipal Power, Inc., OH, (Prairie State Energy Campus):
4.00%, 2/15/35	$5,690	$ 5,979,621
4.00%, 2/15/36	1,000	1,041,220
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	1,000	1,034,390
Clark County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 1/1/36	505	573,852
Florida Municipal Power Agency, 3.00%, 10/1/33	1,825	1,761,307
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	258,775
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Los Angeles Department of Water and Power, CA, Power System Revenue, (SPA: Barclays Bank PLC), 3.70%, 7/1/34(3)	$1,000	$ 1,000,000
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	765,517
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	522,765
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.70% to 10/1/30 (Put Date), 10/1/46	2,730	2,772,588
		$ 15,710,035
Escrowed/Prerefunded — 0.0%(4)
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	$150	$ 153,336
		$ 153,336
General Obligations — 45.6%
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	$300	$ 306,909
Amarillo Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	2,725	2,791,844
Arlington Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	2,050	2,061,193
Auburn School District No. 408, WA, 4.00%, 12/1/35	775	784,618
Bainbridge Island School District No. 303, WA, 4.00%, 12/1/36	400	408,824
Belding Area Schools, MI, 5.00%, 5/1/30	225	234,585
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/38	715	769,283
Bexar County, TX, 3.00%, 6/15/30	6,000	6,008,400
Boerne Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	1,000	1,018,690
Brookline, MA:
3.10%, 3/15/33	1,620	1,615,918
3.15%, 3/15/34	1,405	1,379,879
Burbank Unified School District, CA, (Election of 2013), 4.45%, 8/1/36	900	957,132
Burlington, VT, 5.00%, 11/1/29	45	50,979
California:
2.85%, 12/1/32	1,885	1,829,958
3.00%, 11/1/35	7,250	7,210,197
4.55%, 12/1/37	1,000	1,093,610
Cape May County, NJ, 3.00%, 10/1/31	1,000	1,002,570
Celina Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	1,135	1,154,227
Celina, TX:
1.625%, 9/1/32	3,170	2,623,746
1.75%, 9/1/34	3,280	2,622,065

8
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Centennial School District No. 28Jt, OR, 5.00%, 6/15/34	$835	$ 948,585
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/30	450	359,820
0.00%, 8/1/31	460	354,444
0.00%, 8/1/32	530	392,709
0.00%, 8/1/33	700	498,008
Chambers County Improvement District No. 1, TX:
4.00%, 9/1/32	1,100	1,122,407
4.00%, 9/1/33	1,000	1,018,520
4.00%, 9/1/34	1,000	1,019,390
Chandler, AZ:
2.60%, 7/1/30	3,150	3,019,086
2.85%, 7/1/32	1,925	1,871,061
Channelview Independent School District, TX, (PSF Guaranteed), 2.375%, 8/15/35	500	418,730
Chisholm Independent School District No. 695, MN, 0.00%, 2/1/38	820	455,756
Clark County, NV:
4.00%, 12/1/35	1,820	1,898,078
4.00%, 6/1/36	175	179,620
Coconino County Unified School District No. 1, AZ:
1.50%, 7/1/32	1,745	1,444,267
1.75%, 7/1/34	2,055	1,664,262
College Station Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/32	320	325,939
College Station, TX:
3.35%, 2/15/34	2,085	2,083,353
3.45%, 2/15/35	2,150	2,152,365
Colonial School District, PA, 5.00%, 2/15/33	50	51,391
Comal County, TX, 4.00%, 2/1/33	5,580	5,698,240
Connecticut:
4.00%, 1/15/34	3,000	3,203,910
4.00%, 1/15/35	3,000	3,185,460
Conroe, TX, 4.125%, 3/1/39	1,895	1,972,316
Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/33	100	107,567
Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	665,545
Cupertino Union School District, CA, (Election of 2012), 5.00%, 8/1/33	555	593,012
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	2,235	2,611,530
Dallas Center-Grimes Community School District, IA:
3.00%, 5/1/35	1,075	1,026,270
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Dallas Center-Grimes Community School District, IA: (continued)
3.00%, 5/1/36	$910	$ 854,162
David Douglas School District No. 40, OR:
0.00%, 6/15/31	525	414,220
0.00%, 6/15/34	1,850	1,294,889
0.00%, 6/15/35	1,250	833,712
0.00%, 6/15/36	1,690	1,062,875
0.00%, 6/15/37	1,000	590,640
0.00%, 6/15/38	750	415,508
Dedham, MA, 3.30%, 4/1/36	775	760,732
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/38	750	774,075
El Paso Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	500	507,625
Euless, TX, 5.00%, 2/15/34	125	145,336
Falls City Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/34	570	573,488
Prerefunded to 8/15/25, 4.00%, 8/15/34	430	436,592
Florida, (Department of Transportation), 2.00%, 7/1/33	1,535	1,331,781
Forney Independent School District, TX, 0.00%, 8/15/37	275	156,538
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/35	400	384,408
3.00%, 8/15/36	500	466,190
Frenship Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/36	2,315	2,209,737
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	404,016
Georgia, 5.00%, 2/1/32	1,000	1,072,430
Glen Rose Independent School District, TX, (PSF Guaranteed):
5.00%, 8/15/30	560	642,320
5.00%, 8/15/32	935	1,069,481
5.00%, 8/15/33	1,020	1,166,105
5.00%, 8/15/34	330	376,454
Grosse Pointe Public School System, MI, 3.00%, 5/1/36	1,580	1,486,938
Guilford County, NC, 3.00%, 5/1/35	2,220	2,177,243
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	909,397
Harrisburg School District No. 41-2, SD:
2.00%, 8/1/32	2,230	1,954,394
2.00%, 8/1/33	1,305	1,121,948
Hawaii, 4.00%, 1/1/37	1,000	1,039,470

9
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	$3,445	$ 3,462,673
Hays County, TX, 3.00%, 2/15/37	1,750	1,575,455
Hempstead, NY:
2.00%, 6/15/33	6,035	5,111,102
2.00%, 6/15/34	6,190	5,151,999
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,054,970
Henrico County, VA, 3.35%, 8/1/36	4,970	4,963,489
Homewood, AL, 5.00%, 9/1/29	2,000	2,104,580
Honolulu City and County, HI, 3.00%, 9/1/31	110	110,233
Houston, TX, 4.00%, 3/1/37	1,730	1,765,586
Illinois:
Series 2022A, 5.00%, 3/1/29	2,250	2,452,702
Series 2022B, 5.00%, 3/1/29	2,000	2,180,180
Independence School District, MO, 3.25%, 3/1/38	3,455	3,257,374
Iowa City Community School District, 2.75%, 6/1/30	2,850	2,742,754
Kansas City, MO:
3.00%, 2/1/35	900	858,357
4.00%, 2/1/37	2,500	2,645,675
Kennebunk, ME, 2.00%, 10/1/35	600	498,858
Knox County, TN:
3.00%, 6/1/34	2,815	2,717,742
3.00%, 6/1/35	3,490	3,317,908
Knoxville, TN, 3.00%, 5/1/39	3,365	3,079,379
Krum Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	720	723,737
Lake Oswego, OR, 2.50%, 6/1/33	1,405	1,300,651
Lake Washington School District No. 414, WA, 4.00%, 12/1/34	1,000	1,030,700
Lane County School District No. 40, OR, 0.00%, 6/15/38	1,000	541,510
Lexington, MA:
3.10%, 2/15/34	1,290	1,267,399
3.15%, 2/15/35	595	584,189
3.20%, 2/15/36	1,195	1,172,522
Lincoln, NE, 3.00%, 5/15/33	1,040	1,030,422
Lone Star College System, TX, 3.00%, 2/15/36	1,695	1,595,097
Longview, TX, 4.00%, 9/1/37	1,100	1,136,993
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,734,684
Loudoun County, VA, 3.25%, 12/1/35	910	902,665
Malakoff Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	2,580	2,437,481
Marathon County, WI, 2.00%, 2/1/32	1,350	1,173,379
Massachusetts, 4.00%, 5/1/36	5,050	5,229,982
McKinney, TX, 2.50%, 8/15/35	2,080	1,850,139
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	$325	$ 345,898
Mildred Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	425	407,592
Mill Valley School District, CA:
2.80%, 8/1/31	110	109,095
2.90%, 8/1/32	1,375	1,372,057
3.00%, 8/1/33	1,235	1,227,676
3.00%, 8/1/34	2,200	2,177,560
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	360	361,127
Monrovia Unified School District, CA, (Election of 2006), 0.00%, 8/1/34	3,550	2,535,161
Montgomery County Municipal Utility District No. 46, TX, 4.00%, 3/1/29	1,295	1,303,081
Morgan County School District, UT, 4.00%, 8/1/34	1,180	1,219,707
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	156,758
Nebo School District, UT, 2.125%, 7/1/34	4,515	3,901,908
Nevada, 2.125%, 5/1/38	2,000	1,577,360
New York, NY, 5.25%, 10/1/39	2,000	2,326,300
Newport News, VA, 3.00%, 2/1/37	915	851,700
Newport-Mesa Unified School District, CA, (Election of 2005):
0.00%, 8/1/35	3,435	2,407,317
0.00%, 8/1/37	6,580	4,196,592
Orange County, NC:
3.25%, 8/1/36	3,325	3,295,407
3.30%, 8/1/37	3,475	3,420,234
Pasadena Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/39	4,840	4,996,429
4.125%, 2/15/40	3,575	3,699,767
Pasadena, TX:
4.00%, 2/15/28	500	503,360
4.00%, 2/15/29	150	151,037
4.00%, 2/15/30	440	443,054
4.00%, 2/15/31	650	654,115
Pearland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	250	259,708
Pecos Barstow Toyah Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38	1,575	1,613,997
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	890	800,706
Pennsylvania, 4.00%, 10/1/37	17,000	17,820,250
Plano, TX, 3.28%, 9/1/35	4,900	4,896,472
Portland, ME, 2.50%, 4/1/35	1,765	1,592,383

10
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Portland, OR, (Transportation Project), 2.00%, 10/1/35	$2,395	$ 1,978,102
Quincy School District No. 144-101, WA, 4.00%, 12/1/34	800	810,912
Racine County, WI:
0.25%, 3/1/37	785	476,628
0.50%, 3/1/38	870	519,277
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	588,544
Richardson Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	600	610,932
Richmond, VA:
2.60%, 7/15/37	7,845	6,735,246
2.65%, 7/15/38	8,055	6,778,041
River Falls School District, WI, 3.20%, 4/1/32	2,185	2,159,938
Romeo Community Schools, MI, 5.00%, 5/1/30	700	731,528
Romulus, MI:
4.00%, 11/1/31	250	255,360
4.00%, 11/1/32	100	101,448
4.00%, 11/1/33	250	252,688
Round Rock, TX, 4.00%, 8/15/38	725	750,179
San Antonio Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	500	510,470
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,567,059
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	459,225
Somerville, MA, 1.75%, 10/15/34	4,335	3,562,373
Southside Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	500	514,025
Spokane, WA, 4.00%, 12/1/36	2,980	3,069,013
St. Charles County Francis Howell R-III School District, MO, 3.00%, 3/1/33	6,430	6,253,175
St. Charles School District, MO, 3.00%, 3/1/38	1,200	1,082,460
Stamford, CT, 2.00%, 8/15/33	805	699,650
Sugar Land, TX, 4.00%, 2/15/36	1,000	1,019,970
Travis County, TX:
3.375%, 3/1/38	2,585	2,419,017
3.375%, 3/1/38	605	566,153
Tukwila, WA, 4.00%, 12/1/35	500	515,915
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	553,878
Tyler Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	2,000	2,125,300
Umatilla School District No. 6R, Umatilla County, OR:
0.00%, 6/15/29	115	97,267
0.00%, 6/15/30	110	90,354
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Union County, NC:
3.00%, 9/1/35	$1,500	$ 1,452,435
3.00%, 9/1/36	2,175	2,058,442
United Independent School District, TX:
4.00%, 2/15/33	350	358,516
4.00%, 2/15/34	535	549,814
4.00%, 2/15/36	580	592,592
4.00%, 2/15/37	600	608,808
Upper St. Clair Township, PA, 4.00%, 6/1/34	800	819,152
Vestavia Hills, AL, 4.00%, 8/1/35	800	827,440
Village of Dobbs Ferry, NY:
2.85%, 10/15/35	475	423,429
3.00%, 10/15/36	490	447,434
Wake County, NC, 3.00%, 4/1/37	1,330	1,264,883
Washington, 5.00%, 8/1/39	1,205	1,321,017
West St. Paul-Mendota Heights-Eagan Independent School District No. 197, MN, 3.55%, 2/1/36	7,615	7,660,995
Westchester County, NY, 2.00%, 10/15/33	650	550,115
Wichita Falls Independent School District, TX, (PSF Guaranteed), 3.00%, 2/1/38	3,000	2,744,670
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	367,456
Williamson County, TX, 3.00%, 2/15/33	3,250	3,162,315
Willis Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/34	1,705	1,670,269
Wisconsin Rapids School District, 2.00%, 4/1/34	1,030	826,132
Worthington City School District, OH:
0.00%, 12/1/28	100	85,890
0.00%, 12/1/29	340	283,060
0.00%, 12/1/30	715	574,953
0.00%, 12/1/31	295	228,725
Yosemite Community College District, CA, (Election of 2004), 0.00%, 8/1/37	165	100,594
Ysleta Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/37	405	415,967
		$323,534,576
Hospital — 10.2%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	$90	$ 90,036
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	465	494,435
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	348,323
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	102,469

11
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (CommonSpirit Health):
5.00%, 8/1/28	$7,035	$ 7,517,882
5.00%, 8/1/35	2,650	2,854,023
Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,290,880
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	350	361,529
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	950	957,286
Grand Forks County, ND, Prerefunded to 10/1/30, 4.00%, 10/1/35	345	376,229
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), (LOC: TD Bank, N.A.), 3.75%, 10/1/45(3)	5,000	5,000,000
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	1,000	1,017,260
5.00%, 11/15/32	1,000	1,017,090
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,081,320
5.00%, 10/1/31	1,500	1,559,595
5.00%, 10/1/32	2,000	2,078,200
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	875	891,275
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	250	251,348
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/36	1,990	2,066,098
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	440	447,564
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,039,790
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group):
5.00%, 8/1/28	500	532,100
5.00%, 8/1/29	500	532,715
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/27	700	735,231
5.00%, 7/1/28	600	630,288
5.00%, 7/1/31	275	288,789
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/30	150	156,777
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	700	723,044
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Public Finance Authority, WI, (Renown Regional Medical Center), 5.00%, 6/1/36	$2,310	$ 2,476,551
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	152,676
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	636,919
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 3.80%, 11/15/39(3)	27,865	27,865,000
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,555	1,602,785
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	285	293,217
5.00%, 12/1/28	180	187,094
5.00%, 12/1/30	300	311,925
5.00%, 12/1/31	70	72,659
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	125	128,626
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	416,396
Wisconsin Health and Educational Facilities Authority, (Gundersen Health System), 4.00%, 10/15/33	425	449,858
		$ 72,035,282
Housing — 6.2%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 5.75%, 11/1/53	$5,000	$ 5,357,800
Connecticut Housing Finance Authority, (Housing Mortgage Finance), 1.45%, 5/15/31	1,220	1,012,942
Georgia Housing & Finance Authority, 3.65%, 12/1/32	185	185,172
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/53	3,500	3,913,980
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/37	3,035	3,183,169
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
Social Bonds, 1.50%, 1/1/31	300	254,097
Social Bonds, 1.60%, 7/1/31	175	148,200
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	304,859
2019 Series A, 4.00%, 8/1/35	440	454,463
2019 Series C, 4.00%, 8/1/33	525	553,129
2019 Series C, 4.00%, 8/1/34	240	248,021
(FHLMC), (FNMA), (GNMA), 2.55%, 7/1/39	1,375	1,119,044
New Mexico Mortgage Finance Authority, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	3,000	3,240,180

12
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY:
2.65%, 11/1/27	$60	$ 58,806
2.85%, 11/1/29	20	19,335
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	150	146,394
New York Mortgage Agency, 3.65%, 4/1/32	95	94,780
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 6.25%, 10/1/53	5,845	6,413,134
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,178,427
Tennessee Housing Development Agency, (Residential Finance Program), Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 1/1/54	3,000	3,289,080
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 6.00%, 1/1/54	5,000	5,525,150
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,059	1,064,062
Virginia Housing Development Authority, 2.55%, 5/1/27	90	87,340
		$ 43,851,564
Insured - Bond Bank — 1.6%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$10,855	$ 11,556,342
		$ 11,556,342
Insured - Electric Utilities — 0.6%
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 & 4 Project M):
(AGM), 4.00%, 1/1/37	$470	$ 485,515
(AGM), 5.00%, 7/1/30	250	281,093
(AGM), 5.00%, 7/1/31	275	313,814
(AGM), 5.00%, 7/1/32	465	538,242
(AGM), 5.00%, 7/1/33	330	381,671
(AGM), 5.00%, 7/1/34	365	421,371
(AGM), 5.00%, 7/1/35	310	355,077
(AGM), 5.00%, 7/1/36	500	568,580
(AGM), 5.00%, 7/1/37	490	552,352
(AGM), 5.00%, 7/1/38	405	452,814
		$ 4,350,529
Insured - General Obligations — 0.6%
Fort Bend County Municipal Utility District No. 58, TX:
(BAM), 3.00%, 4/1/26	$10	$ 9,940
(BAM), 3.00%, 4/1/32	360	351,691
Mauston School District, WI, (AGM), 1.60%, 3/1/34	2,565	2,032,198
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/34	$400	$ 272,624
(BAM), 0.00%, 8/1/35	425	274,886
(BAM), 0.00%, 8/1/36	500	305,565
(BAM), 0.00%, 8/1/37	750	430,808
(BAM), 0.00%, 8/1/38	500	270,705
		$ 3,948,417
Insured - Lease Revenue/Certificates of Participation — 0.6%
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$ 103,298
Fairfield, CA, Certificates of Participation:
(AGC), 0.00%, 4/1/34	1,000	703,620
(AGC), 0.00%, 4/1/37	5,000	3,042,800
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	75	76,526
Tahoe-Truckee Unified School District, CA, Certificates of Participation, (BAM), 5.00%, 6/1/31	90	95,140
		$ 4,021,384
Insured - Special Tax Revenue — 0.1%
North Houston Development Corp., TX, Tax Increment Contract Revenue, (AGM), 3.00%, 9/1/36	$880	$ 787,890
Vineyard Redevelopment Agency, UT, (AGM), 4.00%, 5/1/36	135	143,033
		$ 930,923
Insured - Transportation — 0.4%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	$275	$ 283,665
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/34	2,485	2,692,672
		$ 2,976,337
Insured - Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$ 259,288
Hamburg Municipal Authority, PA, Sewer Revenue:
(AGM), 2.00%, 10/1/32	320	273,981
(AGM), 2.00%, 10/1/34	30	24,844
		$ 558,113
Lease Revenue/Certificates of Participation — 3.0%
Colorado Department of Transportation:
5.00%, 6/15/30	$350	$ 365,407
5.00%, 6/15/31	310	322,924

13
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/29	$3,000	$ 3,228,480
5.00%, 6/1/30	3,000	3,231,420
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	666,511
Greene County, MO, Certificates of Participation, 4.00%, 3/1/35	2,000	2,133,060
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,555,293
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 10/1/38	2,450	2,881,347
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/39	5,250	6,027,630
Noblesville Multi-School Building Corp., IN, 3.00%, 7/15/33	275	273,232
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	516,825
		$ 21,202,129
Other Revenue — 6.1%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 4.00% to 8/1/28 (Put Date), 5/1/53	$5,300	$ 5,334,609
Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	2,020	2,038,907
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	5,000	5,010,400
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	524,190
5.00%, 4/1/29	275	287,713
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/29 (Put Date), 9/1/52	23,115	23,143,663
5.00% to 3/1/30 (Put Date), 7/1/53	2,500	2,652,000
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/29	85	95,438
Philadelphia Energy Authority:
Sustainability Bonds, 5.00%, 11/1/33	850	996,565
Sustainability Bonds, 5.00%, 11/1/38	850	961,580
Sustainability Bonds, 5.00%, 11/1/43	750	825,593
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	1,150	1,152,576
		$ 43,023,234
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 1.4%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,655	$ 1,683,416
4.00%, 1/1/31	250	254,237
4.00%, 1/1/32	350	355,768
4.00%, 1/1/33	600	609,480
4.00%, 1/1/34	685	694,960
4.00%, 1/1/35	615	621,408
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	50,721
5.00%, 11/15/30	910	922,813
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	101,879
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,049,273
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	316,910
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	954,590
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	10	10,121
Series 2016A, 5.00%, 10/1/31	300	303,705
Washington Housing Finance Commission, WA, (Emerald Heights), 5.00%, 7/1/38	1,580	1,665,320
		$ 9,594,601
Special Tax Revenue — 4.2%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/28	$420	$ 441,626
5.00%, 5/1/29	450	477,198
5.00%, 5/1/30	425	454,520
5.00%, 5/1/31	575	619,045
5.00%, 5/1/32	725	786,161
Connecticut, Special Tax Obligation Bonds:
5.00%, 7/1/34	1,000	1,192,360
5.00%, 7/1/39	3,000	3,500,310
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/30	950	994,526
5.00%, 4/1/31	895	936,752
5.00%, 4/1/32	735	768,979
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37	1,995	2,017,344

14
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York City Transitional Finance Authority, NY, Future Tax Revenue: (continued)
4.00%, 2/1/38	$310	$ 320,035
5.00%, 8/1/33	1,190	1,198,425
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/37	6,950	7,219,660
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	1,850,238
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/35	2,885	3,060,293
4.00%, 3/15/39	2,900	2,984,825
Triborough Bridge and Tunnel Authority, NY, Green Bonds, 5.25%, 11/15/39	1,000	1,184,070
		$ 30,006,367
Transportation — 3.2%
Central Texas Regional Mobility Authority, 4.00%, 1/1/34	$70	$ 73,173
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/28	150	152,303
5.00%, 1/1/29	150	152,247
5.00%, 1/1/30	500	507,510
5.00%, 1/1/31	1,000	1,014,530
5.25%, 1/1/32	2,565	2,730,212
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,531,838
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	510,110
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	181,867
5.00%, 12/1/32	350	363,072
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
5.00%, 5/15/33	225	252,873
5.00%, 5/15/34	250	257,190
Maryland Department of Transportation, 3.00%, 9/1/32	4,800	4,664,736
Metropolitan Transportation Authority, NY, 3.994%, (67% of SOFR + 0.43%), 11/1/26(1)	1,440	1,424,650
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	158,185
North Texas Tollway Authority, 4.125%, 1/1/39	6,000	6,202,740
Portland, ME, Airport Revenue, Green Bonds, 5.00%, 1/1/29	225	247,151
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/31	300	328,362
5.00%, 7/1/32	660	722,218
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Salt Lake City, UT, (Salt Lake City International Airport): (continued)
5.00%, 7/1/33	$600	$ 656,364
5.00%, 7/1/34	450	491,778
		$ 22,623,109
Water and Sewer — 5.1%
Colorado Springs, CO, Utilities System Revenue, (SPA: Sumitomo Mitsui Banking Corp.), 4.65%, 11/1/28(3)	$3,200	$ 3,200,000
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/37	800	818,688
Indiana Finance Authority, (CWA Authority, Inc.), 4.00%, 10/1/36	1,475	1,549,974
Indiana Finance Authority, (CWA Authority, Inc.), Green Bonds, 4.00%, 10/1/37	1,595	1,658,688
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/39	5,000	5,544,750
Louisville and Jefferson County Metropolitan Sewer District, KY, Green Bonds, 4.00%, 5/15/36	275	293,915
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	600,622
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,700	1,733,133
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	526,525
Metropolitan Utilities District of Omaha Water System Revenue, NE, 3.25%, 12/1/31	1,720	1,716,061
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/37	155	161,037
Portland, OR, Sewer System Revenue, 3.00%, 3/1/37	710	656,949
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	600	612,498
4.00%, 11/1/30	670	684,211
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, 4.00%, 10/1/37	185	199,704
Santa Maria, CA, Water & Wastewater Revenue, 3.00%, 2/1/35	2,565	2,540,145
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,950	2,923,391
Southeast Energy Authority, AL, (Project No. 6), (Liq: Royal Bank of Canada), 5.00% to 6/1/30 (Put Date), 1/1/54	1,500	1,592,985
Texas Water Development Board:
4.00%, 8/1/35	4,115	4,396,425
4.00%, 10/15/36	500	513,585
4.00%, 10/15/36	700	723,793

15
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Washington Suburban Sanitary District, MD, 2.00%, 6/1/34	$2,000	$ 1,699,020
Winston-Salem, NC, Water & Sewer System Revenue, 2.375%, 6/1/38	2,085	1,691,998
		$ 36,038,097
Total Tax-Exempt Municipal Obligations (identified cost $650,050,055)		$667,731,104

U.S. Treasury Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes, 3.75%, 12/31/28	$118	$ 117,341
Total U.S. Treasury Obligations (identified cost $116,751)		$ 117,341

Short-Term Investments — 5.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(5)	36,302,705	$ 36,302,705
Total Short-Term Investments (identified cost $36,302,705)		$ 36,302,705
Total Investments — 99.4% (identified cost $686,469,511)		$704,151,150
Other Assets, Less Liabilities — 0.6%		$ 4,599,425
Net Assets — 100.0%		$708,750,575
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2024.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
At January 31, 2024, the concentration of the Fund’s investments in the various states determined as a percentage of net assets, is as follows:
Texas	18.1%
Others, representing less than 10% individually	76.1%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2024, 4.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 3.1% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

16
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Statement of Assets and Liabilities

January 31, 2024
Assets
Unaffiliated investments, at value (identified cost $650,166,806)	$ 667,848,445
Affiliated investments, at value (identified cost $36,302,705)	36,302,705
Cash	68,565
Interest receivable	6,964,215
Dividends receivable from affiliated investments	131,643
Receivable for investments sold	206,426
Receivable for Fund shares sold	1,267,091
Trustees' deferred compensation plan	34,256
Total assets	$712,823,346
Liabilities
Payable for investments purchased	$ 117,128
Payable for when-issued securities	1,540,083
Payable for Fund shares redeemed	1,572,623
Distributions payable	243,524
Payable to affiliates:
Investment adviser fee	185,451
Distribution and service fees	23,689
Trustees' deferred compensation plan	34,256
Other	6,221
Accrued expenses	349,796
Total liabilities	$ 4,072,771
Net Assets	$708,750,575
Sources of Net Assets
Paid-in capital	$ 764,914,177
Accumulated loss	(56,163,602)
Net Assets	$708,750,575
Class A Shares
Net Assets	$ 55,676,436
Shares Outstanding	4,540,427
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.26
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 12.67
Class C Shares
Net Assets	$ 13,690,694
Shares Outstanding	1,117,071
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 12.26
Class I Shares
Net Assets	$ 639,383,445
Shares Outstanding	52,183,723
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.25
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
17
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Statement of Operations

Year Ended
January 31, 2024
Investment Income
Dividend income from affiliated investments	$ 784,829
Dividend income allocated from Portfolio	607,836
Interest income allocated from Portfolio	6,254,464
Interest income	16,595,430
Expenses allocated from Portfolio	(697,437)
Total investment income	$ 23,545,122
Expenses
Investment adviser and administration fee	$ 1,536,516
Distribution and service fees:
Class A	154,569
Class C	166,117
Trustees’ fees and expenses	44,341
Custodian fee	180,258
Transfer and dividend disbursing agent fees	256,027
Legal and accounting services	65,815
Printing and postage	27,460
Registration fees	75,294
Miscellaneous	34,895
Total expenses	$ 2,541,292
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 247,093
Total expense reductions	$ 247,093
Net expenses	$ 2,294,199
Net investment income	$ 21,250,923
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (5,324,986)
Investment transactions allocated from Portfolio	(797,421)
Net realized loss	$ (6,122,407)
Change in unrealized appreciation (depreciation):
Investments	$ 19,575,102
Investments allocated from Portfolio	(13,149,521)
Net change in unrealized appreciation (depreciation)	$ 6,425,581
Net realized and unrealized gain	$ 303,174
Net increase in net assets from operations	$ 21,554,097
18
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Statements of Changes in Net Assets

	Year Ended January 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 21,250,923	$ 15,433,083
Net realized loss	(6,122,407)	(40,253,585)
Net change in unrealized appreciation (depreciation)	6,425,581	(5,317,574)
Net increase (decrease) in net assets from operations	$ 21,554,097	$ (30,138,076)
Distributions to shareholders:
Class A	$ (1,714,898)	$ (1,368,606)
Class C	(335,289)	(300,648)
Class I	(18,170,240)	(13,662,672)
Total distributions to shareholders	$ (20,220,427)	$ (15,331,926)
Transactions in shares of beneficial interest:
Class A	$ (7,243,039)	$ (15,662,442)
Class C	(6,675,645)	(8,866,410)
Class I	90,960,347	(237,643,793)
Net increase (decrease) in net assets from Fund share transactions	$ 77,041,663	$(262,172,645)
Other capital:
Portfolio transaction fee contributed to Portfolio	$ —	$ (675,116)
Portfolio transaction fee allocated from Portfolio	—	674,003
Net decrease in net assets from other capital	$ —	$ (1,113)
Net increase (decrease) in net assets	$ 78,375,333	$(307,643,760)
Net Assets
At beginning of year	$ 630,375,242	$ 938,019,002
At end of year	$708,750,575	$ 630,375,242
19
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Financial Highlights

	Class A
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 12.21	$ 12.70	$ 13.24	$ 12.90	$ 12.22
Income (Loss) From Operations
Net investment income	$ 0.33	$ 0.24	$ 0.18	$ 0.21	$ 0.24
Net realized and unrealized gain (loss)	0.05	(0.49)	(0.54)	0.34	0.68
Total income (loss) from operations	$ 0.38	$ (0.25)	$ (0.36)	$ 0.55	$ 0.92
Less Distributions
From net investment income	$ (0.33)	$ (0.24)	$ (0.18)	$ (0.21)	$ (0.24)
Total distributions	$ (0.33)	$ (0.24)	$ (0.18)	$ (0.21)	$ (0.24)
Net asset value — End of year	$ 12.26	$ 12.21	$ 12.70	$ 13.24	$ 12.90
Total Return(1)	3.23%	(1.88)%	(2.73)%	4.34%	7.56%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$55,676	$62,567	$81,892	$88,983	$85,608
Ratios (as a percentage of average daily net assets):(2)(3)
Total expenses	0.68%	0.68%	0.66%	0.68%	0.67%
Net expenses	0.64% (4)	0.65% (4)	0.65%	0.65%	0.65%
Net investment income	2.93%	2.02%	1.39%	1.65%	1.88%
Portfolio Turnover of the Portfolio(5)	6%	84%	22%	51%	28%
Portfolio Turnover of the Fund	52% (6)	—	—	—	—
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(3)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the years ended January 31, 2024 and 2023, respectively).
(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(6)	For the period from May 20, 2023 through January 31, 2024 when the Fund was making investments directly in securities.
References to Portfolio herein are to 5-to-15 Year Laddered Municipal Bond Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 19, 2023 and which had the same investment objectives and policies as the Fund during such period.
20
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Financial Highlights — continued

	Class C
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 12.20	$ 12.69	$ 13.23	$ 12.89	$ 12.22
Income (Loss) From Operations
Net investment income	$ 0.24	$ 0.15	$ 0.08	$ 0.12	$ 0.14
Net realized and unrealized gain (loss)	0.06	(0.49)	(0.54)	0.34	0.67
Total income (loss) from operations	$ 0.30	$ (0.34)	$ (0.46)	$ 0.46	$ 0.81
Less Distributions
From net investment income	$ (0.24)	$ (0.15)	$ (0.08)	$ (0.12)	$ (0.14)
Total distributions	$ (0.24)	$ (0.15)	$ (0.08)	$ (0.12)	$ (0.14)
Net asset value — End of year	$ 12.26	$ 12.20	$ 12.69	$ 13.23	$ 12.89
Total Return(1)	2.54%	(2.62)%	(3.47)%	3.56%	6.68%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$13,691	$20,513	$30,795	$37,239	$41,689
Ratios (as a percentage of average daily net assets):(2)(3)
Total expenses	1.43%	1.43%	1.41%	1.43%	1.42%
Net expenses	1.39% (4)	1.40% (4)	1.40%	1.40%	1.40%
Net investment income	2.17%	1.26%	0.64%	0.91%	1.13%
Portfolio Turnover of the Portfolio(5)	6%	84%	22%	51%	28%
Portfolio Turnover of the Fund	52% (6)	—	—	—	—
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(3)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the years ended January 31, 2024 and 2023, respectively).
(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(6)	For the period from May 20, 2023 through January 31, 2024 when the Fund was making investments directly in securities.
References to Portfolio herein are to 5-to-15 Year Laddered Municipal Bond Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 19, 2023 and which had the same investment objectives and policies as the Fund during such period.
21
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 12.20	$ 12.69	$ 13.23	$ 12.89	$ 12.21
Income (Loss) From Operations
Net investment income	$ 0.36	$ 0.27	$ 0.22	$ 0.25	$ 0.27
Net realized and unrealized gain (loss)	0.05	(0.49)	(0.54)	0.34	0.68
Total income (loss) from operations	$ 0.41	$ (0.22)	$ (0.32)	$ 0.59	$ 0.95
Less Distributions
From net investment income	$ (0.36)	$ (0.27)	$ (0.22)	$ (0.25)	$ (0.27)
Total distributions	$ (0.36)	$ (0.27)	$ (0.22)	$ (0.25)	$ (0.27)
Net asset value — End of year	$ 12.25	$ 12.20	$ 12.69	$ 13.23	$ 12.89
Total Return(1)	3.49%	(1.64)%	(2.49)%	4.60%	7.83%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$639,383	$547,295	$825,332	$776,298	$596,099
Ratios (as a percentage of average daily net assets):(2)(3)
Total expenses	0.43%	0.43%	0.41%	0.43%	0.42%
Net expenses	0.39% (4)	0.40% (4)	0.40%	0.40%	0.40%
Net investment income	3.17%	2.25%	1.64%	1.89%	2.12%
Portfolio Turnover of the Portfolio(5)	6%	84%	22%	51%	28%
Portfolio Turnover of the Fund	52% (6)	—	—	—	—
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(3)	Includes the Fund’s share of the Portfolio's allocated expenses for the period while the Fund was investing in the Portfolio.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s and Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the years ended January 31, 2024 and 2023, respectively).
(5)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(6)	For the period from May 20, 2023 through January 31, 2024 when the Fund was making investments directly in securities.
References to Portfolio herein are to 5-to-15 Year Laddered Municipal Bond Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on May 19, 2023 and which had the same investment objectives and policies as the Fund during such period.
22
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek current income exempt from regular federal income tax. Prior to the close of business on May 19, 2023, the Fund invested all of its investable assets in interests in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on May 19, 2023, the Fund received its pro rata share of net assets from the Portfolio as part of the termination of the Portfolio. As of May 20, 2023, the Fund invests its assets directly. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Prior to the close of business on May 19, 2023, the net investment income or loss consisted of the Fund’s pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
23

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Notes to Financial Statements — continued

D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Capital Transactions—To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, prior to December 24, 2023, the Portfolio imposed a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee was sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it received to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may have varied over time, was limited to amounts that had been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee was 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee was recorded as a component of capital transactions on the Statements of Changes in Net Assets. Effective after the close of business on December 23, 2022, the Portfolio transaction fee was discontinued.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2024 and January 31, 2023 was as follows:
	Year Ended January 31,
	2024	2023
Tax-exempt income	$18,981,186	$14,786,419
Ordinary income	$ 1,239,241	$ 545,507
During the year ended January 31, 2024, accumulated loss was increased by $24,202,487 and paid-in capital was increased by $24,202,487 due to the Fund's investment in the Portfolio. These reclassifications had no effect on the net assets or net asset value per share of the Fund.
24

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Notes to Financial Statements — continued

As of January 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 476,890
Deferred capital losses	(59,555,231)
Net unrealized appreciation	3,158,263
Distributions payable	(243,524)
Accumulated loss	$(56,163,602)
At January 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $59,555,231 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2024, $30,945,370 are short-term and $28,609,861 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$700,992,887
Gross unrealized appreciation	$ 6,270,864
Gross unrealized depreciation	(3,112,601)
Net unrealized appreciation	$ 3,158,263
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund's average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
Prior to the close of business on May 19, 2023, when the Fund’s assets were invested in the Portfolio, the Fund was allocated its share of the Portfolio’s investment adviser fee. The Portfolio paid advisory fees to Boston Management and Research (BMR), an affiliate of EVM, on the same fee schedule as that of the Fund as described above. For the year ended January 31, 2024, the Fund’s allocated portion of the investment adviser fee paid by the Portfolio amounted to $641,747 and the investment adviser and administration fee paid by the Fund amounted to $1,536,516. For the year ended January 31, 2024, the Fund’s investment adviser and administration fee, including the investment adviser fee allocated from the Portfolio, was 0.32% of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. Prior to the close of business on May 19, 2023, the Portfolio had delegated the investment management of the Portfolio to Parametric and BMR paid Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Fund (and Portfolio prior to the close of business on May 19, 2023) may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund and investment adviser fee paid by the Portfolio prior to the close of business on May 19, 2023, is/was reduced by an amount equal to its pro rata share of the
25

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Notes to Financial Statements — continued

advisory and administration fee paid by the Fund/Portfolio due to its investment in the Liquidity Fund.  For the year ended January 31, 2024, the investment adviser and administration fee paid was reduced by $21,128 relating to the Fund’s investment in the Liquidity Fund, and the investment adviser fee allocated from the Portfolio was reduced by $21,760 relating to the Portfolio's investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2024. Pursuant to this agreement, EVM and Parametric were allocated $225,965 in total of the Fund’s operating expenses for the year ended January 31, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2024, EVM earned $10,871 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,926 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended January 31, 2024 in the amount of $4,510. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2024 amounted to $154,569 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2024, the Fund paid or accrued to EVD $124,588 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2024 amounted to $41,529 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2024, the Fund was informed that EVD received less than $100 and $121 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments by the Portfolio, other than short-term obligations and investments transferred to the Fund, for the period from February 1, 2023 through May 19, 2023 aggregated $125,762,994 and $39,126,617, respectively. Purchases and sales of investments by the Fund, other than short-term obligations and investments transferred from the Portfolio, for the period from May 20, 2023 through January 31, 2024 aggregated $351,199,249 and $352,646,684, respectively.
Increases and decreases in the Fund’s investment in the Portfolio for the period from February 1, 2023 through May 19, 2023 were $69,820,129 and $692,309,904, respectively. Included in decreases is $679,434,523, representing the Fund’s interest in the Portfolio as of the close of business on May 19, 2023, which was exchanged for the Fund’s pro rata share of net assets of the Portfolio on that date having the same fair value. The Fund’s cost of its investment in the Portfolio on such date of $681,327,986 was carried forward to the net assets acquired from the Portfolio and no gain or loss was recognized on the exchange.
26

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	1,519,484	$ 18,112,382	1,248,153	$ 14,928,446
Issued to shareholders electing to receive payments of distributions in Fund shares	111,044	1,323,295	91,217	1,085,155
Redemptions	(2,216,184)	(26,678,716)	(2,662,574)	(31,676,043)
Net decrease	(585,656)	$ (7,243,039)	(1,323,204)	$ (15,662,442)
Class C
Sales	77,081	$ 920,635	181,603	$ 2,165,075
Issued to shareholders electing to receive payments of distributions in Fund shares	22,182	264,328	19,945	236,978
Redemptions	(663,494)	(7,860,608)	(946,397)	(11,268,463)
Net decrease	(564,231)	$ (6,675,645)	(744,849)	$ (8,866,410)
Class I
Sales	25,956,534	$ 311,039,152	25,794,132	$ 307,646,291
Issued to shareholders electing to receive payments of distributions in Fund shares	1,286,871	15,326,653	924,341	10,997,652
Redemptions	(19,931,882)	(235,405,458)	(46,888,880)	(556,287,736)
Net increase (decrease)	7,311,523	$ 90,960,347	(20,170,407)	$(237,643,793)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings or allocated fees pursuant to its line of credit during the year ended January 31, 2024.
27

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Notes to Financial Statements — continued

9   Affiliated Investments
At January 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $36,302,705, which represents 5.1% of the Fund's net assets. Transactions in such investments by the Portfolio for the period from February 1, 2023 through May 19, 2023 and by the Fund for the period from May 20, 2023 through January 31, 2024, were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)(1)	Change in unrealized appreciation (depreciation)(1)	Value, end of period	Dividend income(1)	Shares, end of period
Short-Term Investments
Liquidity Fund	$55,719,647	$397,006,964	$(416,423,906)	$ —	$ —	$36,302,705	$1,392,665	36,302,705
(1)	Includes allocation from the Portfolio for the period that the Fund was investing in the Portfolio.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 667,731,104	$ —	$ 667,731,104
U.S. Treasury Obligations	—	117,341	—	117,341
Short-Term Investments	36,302,705	—	—	36,302,705
Total Investments	$ 36,302,705	$ 667,848,445	$ —	$704,151,150
28

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust II), including the portfolio of investments, as of January 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
29

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended January 31, 2024, the Fund designates 93.87% of distributions from net investment income as an exempt-interest dividend.
30

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust II (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is One Post Office Square, Boston, Massachusetts 02109.  As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM” refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
31

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management ‘Classic’ (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
32

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2024
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.
33

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
34

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
35

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
36

Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Independent Registered  Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
One Post Office Square
Boston, MA 02109
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22626    1.31.24

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
Annual Report
January 31, 2024

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2024
Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Management’s Discussion of Fund Performance†

Economic and Market Conditions
For municipal bond investors, the 12-month period ended January 31, 2024, may be described as a roller-coaster ride driven by changing expectations of how long the U.S. Federal Reserve (the Fed) might keep raising the federal funds rate to tame inflation, and how high rates might go.
As the period opened in February 2023, a months-long municipal bond rally stalled as robust economic reports led investors to fear the Fed might keep rates higher for longer than previously expected.
In March 2023, however, municipal bond performance turned positive following the failure of two regional U.S. banks that triggered a “flight to quality” that, in turn, lifted municipal bonds to their strongest March performance since 2008 -- despite the Fed raising rates for a ninth consecutive time that month.
In April 2023, the municipal bond market began another sell-off. Although positive technical factors -- particularly municipal bond demand that exceeded supply -- produced brief periods of positive performance, the Fed’s tenth and eleventh rate hikes in a little over a year -- in May and July 2023 -- caused municipal yields to rise and bond prices to fall.
From August through October 2023, above-average supply -- plus an end-of-summer slowdown in coupon reinvestment -- reduced demand for municipal bonds even more. Although the Fed left interest rates unchanged in September 2023, investors interpreted the message to be that rates might stay higher for longer than expected just weeks earlier -- adding fuel to the municipal bond sell-off.
In November and December 2023, the municipal bond market reversed course. After several consecutive months of negative returns and rising rates, federal tax-free municipal yields approached their 2022 highs, giving investors a compelling reason to buy municipal bonds.
Typical calendar year-end technical factors -- particularly constrained supplies and increased demand -- were additional tailwinds for municipal bond prices. Falling inflation and easing employment gains also led many investors to believe the Fed was done raising rates. As a result, the Bloomberg Municipal Bond Index (the Municipal Index) returned 6.35% in November 2023, its best monthly performance since 1982.
In December 2023, the Municipal Index posted another solid monthly gain as investors began to conclude the Fed might actually begin lowering interest rates as early as March 2024. In the final month of the period, however, municipal returns turned negative as municipal bonds -- following a strong year-end rally -- appeared overvalued relative to U.S. Treasurys. Strong U.S. economic reports led investors to push expectations of a potential rate cut out to mid-2024, weighing on municipal returns during the period.
For the period as a whole, the Municipal Index returned 2.90%. Yields rose and prices fell across the municipal bond yield curve. Municipal bonds outperformed U.S. Treasurys in the middle- and long-maturity areas of the curve, but underperformed Treasurys in the short-maturity portion of the yield curve. During the period, lower-rated bonds generally outperformed higher-rated bonds, while longer-maturity bonds outperformed shorter-maturity bonds.
Fund Performance
For the 12-month period ended January 31, 2024, Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the Fund) returned 2.15% for Class A shares at net asset value (NAV), outperforming its benchmark, the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index), which returned 2.10%.
The Index is unmanaged, and returns do not reflect applicable sales charges, commissions, or expenses.
The Fund seeks to invest primarily in general obligation bonds and revenue bonds. The Fund seeks to weigh investments so that at least 5% -- and not more than 15% -- of its net assets are invested in obligations with a final maturity in a year within the 1-to-10 year maturity range. The Fund’s objective is to provide current income exempt from regular federal income tax. The investment sub-adviser’s process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other persons obligated to repay the obligation, and the relative value of the obligation in the market.
Relative-value trading -- a strategy that seeks to take advantage of price and rate differences among similar securities -- contributed to Fund performance relative to the Index during the period.
Yield-curve positioning -- largely determined by the Fund’s equal-weighted laddered structure -- also contributed to Fund performance versus the Index. During a period when municipal bonds in the so-called “belly” of the yield curve -- that is, bonds with 9-12 years remaining to maturity -- outperformed bonds in other areas of the curve, the Fund held overweight positions in 9-12 year municipal bonds.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Management’s Discussion of Fund Performance† — continued

Duration management contributed to Index-relative returns as well. During the period, the Fund maintained a longer duration than that of the Index. The Fund further increased its duration in June 2023. While this proved to be somewhat premature and detracted from Index-relative returns as municipal interest rates rose through October 2023, the longer duration positioning helped the Fund’s relative performance when municipal bonds rallied in November and December. For the period as a whole, duration positioning was a net contributor to performance versus the Index.
In contrast, credit-quality allocations detracted from Fund returns relative to the Index. The Fund held an overweight position in high quality AAA-rated bonds during a period when higher-quality securities generally underperformed lower-quality securities.
An overweight position in the housing sector also detracted from Index-relative performance, as the housing sector -- generally valued for its relatively high income potential compared to other sectors -- underperformed the Index during the period.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Performance

Portfolio Manager(s) Brian C. Barney, CFA, Devin J. Cooch, CFA and Alison Wagner, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	05/04/2015	05/04/2015	2.15%	1.83%	1.86%
Class A with 3.25% Maximum Sales Charge	—	—	(1.19)	1.17	1.47
Class C at NAV	05/04/2015	05/04/2015	1.39	1.07	1.17
Class C with 1% Maximum Deferred Sales Charge	—	—	0.39	1.07	1.17
Class I at NAV	05/04/2015	05/04/2015	2.40	2.08	2.12

Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	—	—	2.10%	1.59%	1.72%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.80%	1.55%	0.55%
Net	0.65	1.40	0.40
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.76%	2.00%	3.01%
SEC 30-day Yield – Subsidized	2.66	1.99	3.00
SEC 30-day Yield – Unsubsidized	2.45	1.79	2.78
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	05/04/2015	$11,069	N.A.
Class I, at minimum investment	$1,000,000	05/04/2015	$1,201,908	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
5

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charges reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The
SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
Additional Information
Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S.
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.

6

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2023 to January 31, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (8/1/23)	Ending Account Value (1/31/24)	Expenses Paid During Period* (8/1/23 – 1/31/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,025.10	$3.32**	0.65%
Class C	$1,000.00	$1,021.20	$7.13**	1.40%
Class I	$1,000.00	$1,026.40	$1.99**	0.39%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.93	$3.31**	0.65%
Class C	$1,000.00	$1,018.15	$7.12**	1.40%
Class I	$1,000.00	$1,023.24	$1.99**	0.39%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
7

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Portfolio of Investments

Tax-Exempt Municipal Obligations — 97.4%
Security	Principal Amount (000's omitted)	Value
Education — 6.4%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 4.014%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$1,000	$ 986,330
Bethlehem Area School District Authority, PA, 3.914%, (67% of SOFR + 0.35%), 1/1/32(1)	2,300	2,262,119
Connecticut Health and Educational Facilities Authority, (Yale University), 2.95% to 7/1/27 (Put Date), 7/1/49(2)	1,250	1,252,800
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	252,602
		$ 4,753,851
Electric Utilities — 7.3%
Foley Utilities Board, AL:
5.00%, 11/1/30	$755	$ 850,689
5.00%, 11/1/31	900	1,028,565
Fremont, NE, Combined Utilities Revenue, 1.75%, 7/15/33	1,600	1,323,520
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.30% to 10/1/26 (Put Date), 10/1/46	1,700	1,694,186
Seattle, WA, Municipal Light and Power Revenue, 4.80%, (SIFMA + 0.25%), 5/1/45(1)	500	486,865
		$ 5,383,825
General Obligations — 31.6%
Bexar County, TX, 3.00%, 6/15/30	$2,350	$ 2,353,290
California, 2.85%, 12/1/32	500	485,400
Columbia School District, MO, 2.10%, 3/1/27	500	480,470
David Douglas School District No. 40, OR:
0.00%, 6/15/26	525	487,001
0.00%, 6/15/27	325	292,201
0.00%, 6/15/28	310	270,187
0.00%, 6/15/30	155	126,759
0.00%, 6/15/32	750	570,360
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	50,969
Fairfax County, VA, 5.00%, 10/1/31(2)	1,000	1,183,355
Forest Lake, MN, 2.15%, 2/1/27	300	289,506
Frisco, TX, 2.00%, 2/15/33	415	361,162
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	1,000	1,005,130
Illinois, 5.00%, 3/1/25	1,750	1,780,590
Knox County, TN, 2.90%, 6/1/32	2,000	1,906,180
Lakeland, FL, 5.00%, 10/1/24	50	50,624
Lewisville, TX, 2.75%, 2/15/33	1,530	1,435,522
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lockhart Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/33	$155	$ 156,562
Loudoun County, VA, 1.625%, 12/1/34	1,000	806,150
Marathon County, WI, 2.00%, 2/1/32	985	856,132
North Carolina, 2.00%, 6/1/33	1,365	1,187,004
Orange County, NC, 2.875%, 2/1/32	450	432,680
Pennsylvania, 4.00%, 5/1/32	500	530,670
Rochester, MN, 1.25%, 2/1/31	1,195	989,508
Rutherford County, TN, 1.50%, 4/1/33	1,500	1,216,245
Sheldon Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/32	200	198,286
Somerville, MA, 1.75%, 10/15/33	3,000	2,521,470
Spring-Ford Area School District, PA:
5.00%, 4/1/27	280	300,048
5.00%, 4/1/28	300	328,194
5.00%, 4/1/30	135	153,495
Umatilla School District No. 6R, OR:
0.00%, 6/15/25	70	66,982
0.00%, 6/15/26	20	18,561
0.00%, 6/15/27	150	134,951
Worthington City School District, OH, 0.00%, 12/1/32	460	343,657
		$23,369,301
Hospital — 3.9%
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	$25	$ 25,172
Harris County Cultural Education Facilities Finance Corp., TX, (Texas Children's Hospital), (LOC: TD Bank, N.A.), 3.75%, 10/1/45(3)	700	700,000
Metropolitan Government of Nashville and Davidson County Health and Educational Facilities Board, TN, (Vanderbilt University Medical Center), 5.00%, 7/1/28	1,000	1,083,880
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 5.00%, 8/15/25	30	30,597
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	36,166
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 3.80%, 11/15/39(3)	1,000	1,000,000
		$ 2,875,815
Housing — 14.8%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$495	$ 521,151
Maine Housing Authority, Social Bonds, 3.125% to 5/1/24 (Put Date), 11/15/54	1,165	1,162,006
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	965	1,015,055

8
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York Mortgage Agency, 2.10%, 10/1/28	$135	$ 124,573
North Dakota Housing Finance Agency, (SPA: TD Bank, N.A.), 4.65%, 7/1/36(3)	3,405	3,405,000
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	745	789,923
Pennsylvania Housing Finance Agency, SFMR, 2.10%, 4/1/28	915	849,513
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,000	1,050,820
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,915	2,050,601
		$10,968,642
Insured - General Obligations — 1.4%
Rancho Santiago Community College District, CA, (Election of 2002), (AGM), 0.00%, 9/1/28	$1,210	$ 1,058,218
		$ 1,058,218
Insured - Lease Revenue/Certificates of Participation — 0.3%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	$180	$ 183,566
		$ 183,566
Insured - Special Tax Revenue — 0.0%(4)
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$ 10,129
		$ 10,129
Insured - Water and Sewer — 0.1%
Hamburg Municipal Authority, PA, Sewer Revenue, (AGM), 2.00%, 10/1/30	$75	$ 67,142
		$ 67,142
Lease Revenue/Certificates of Participation — 0.8%
Miami-Dade County School Board, FL, 5.00%, 2/1/24	$300	$ 300,000
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	249,947
		$ 549,947
Other Revenue — 5.9%
California Community Choice Financing Authority, Clean Energy Project Revenue, Green Bonds, 4.00% to 8/1/31 (Put Date), 2/1/52	$840	$ 847,863
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	255	264,147
5.00%, 12/1/28	470	486,351
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Fort Myers, FL, Capital Improvement Revenue: (continued)
5.00%, 12/1/29	$600	$ 619,572
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 3/1/30 (Put Date), 7/1/53	2,000	2,121,600
		$ 4,339,533
Senior Living/Life Care — 4.4%
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/31	$1,225	$ 1,245,764
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/24	60	60,299
5.00%, 11/15/25	60	60,731
5.00%, 11/15/29	830	841,827
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.25%, 11/1/34	500	568,765
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	49,861
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/24	65	64,763
4.00%, 11/15/25	125	123,889
4.00%, 11/15/28	30	29,145
4.00%, 11/15/29	50	48,192
4.00%, 11/15/30	140	133,804
		$ 3,227,040
Special Tax Revenue — 1.6%
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 4.65%, 11/1/38(3)	$1,215	$ 1,215,000
		$ 1,215,000
Transportation — 11.9%
Hawaii, Highway Revenue, 5.00%, 1/1/29	$2,500	$ 2,620,075
Maryland Department of Transportation, 3.00%, 9/1/32	500	485,910
New York State Thruway Authority, 5.00%, 1/1/30(2)	915	1,034,293
Ohio, Major New State Infrastructure Project Revenue, 5.00%, 12/15/32	1,000	1,155,710
Pennsylvania Turnpike Commission, (LOC: TD Bank, N.A.), 4.70%, 12/1/38(3)	3,500	3,500,000
		$ 8,795,988
Water and Sewer — 7.0%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$ 55,736

9
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Jefferson County, AL, Sewer Revenue, 5.00%, 10/1/29	$1,500	$ 1,657,815
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/24	1,000	1,013,200
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,500	2,477,450
		$ 5,204,201
Total Tax-Exempt Municipal Obligations (identified cost $71,254,461)		$72,002,198

Short-Term Investments — 6.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(5)	4,512,016	$ 4,512,016
Total Short-Term Investments (identified cost $4,512,016)		$ 4,512,016
Total Investments — 103.5% (identified cost $75,766,477)		$76,514,214
Other Assets, Less Liabilities — (3.5)%		$ (2,557,070)
Net Assets — 100.0%		$73,957,144
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2024.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
At January 31, 2024, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Pennsylvania	12.9%
Texas	11.2%
Others, representing less than 10% individually	73.3%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2024, 1.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 1.5% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

10
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Statement of Assets and Liabilities

January 31, 2024
Assets
Unaffiliated investments, at value (identified cost $71,254,461)	$ 72,002,198
Affiliated investments, at value (identified cost $4,512,016)	4,512,016
Cash	511,528
Interest receivable	508,770
Dividends receivable from affiliated investments	20,954
Receivable for Fund shares sold	75,523
Trustees' deferred compensation plan	14,749
Total assets	$77,645,738
Liabilities
Payable for when-issued securities	$ 3,464,227
Payable for Fund shares redeemed	102,952
Payable to affiliates:
Investment adviser and administration fee	19,406
Distribution and service fees	3,849
Trustees' deferred compensation plan	14,749
Other	11,567
Accrued expenses	71,844
Total liabilities	$ 3,688,594
Net Assets	$73,957,144
Sources of Net Assets
Paid-in capital	$ 76,076,850
Accumulated loss	(2,119,706)
Net Assets	$73,957,144
Class A Shares
Net Assets	$ 7,361,871
Shares Outstanding	714,717
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.30
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.65
Class C Shares
Net Assets	$ 2,627,869
Shares Outstanding	255,124
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.30
Class I Shares
Net Assets	$ 63,967,404
Shares Outstanding	6,203,696
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.31
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
11
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Statement of Operations

Year Ended
January 31, 2024
Investment Income
Dividend income from affiliated investments	$ 202,976
Interest income	2,545,402
Total investment income	$2,748,378
Expenses
Investment adviser and administration fee	$ 242,676
Distribution and service fees:
Class A	21,269
Class C	29,957
Trustees’ fees and expenses	5,328
Custodian fee	26,739
Transfer and dividend disbursing agent fees	31,287
Legal and accounting services	40,858
Printing and postage	7,456
Registration fees	55,888
Miscellaneous	13,108
Total expenses	$ 474,566
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 126,114
Total expense reductions	$ 126,114
Net expenses	$ 348,452
Net investment income	$2,399,926
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (592,196)
Net realized loss	$ (592,196)
Change in unrealized appreciation (depreciation):
Investments	$ (234,194)
Net change in unrealized appreciation (depreciation)	$ (234,194)
Net realized and unrealized loss	$ (826,390)
Net increase in net assets from operations	$1,573,536
12
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Statements of Changes in Net Assets

	Year Ended January 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,399,926	$ 1,500,697
Net realized loss	(592,196)	(2,441,229)
Net change in unrealized appreciation (depreciation)	(234,194)	(225,244)
Net increase (decrease) in net assets from operations	$ 1,573,536	$ (1,165,776)
Distributions to shareholders:
Class A	$ (238,475)	$ (178,045)
Class C	(61,531)	(30,862)
Class I	(1,963,426)	(1,334,584)
Total distributions to shareholders	$ (2,263,432)	$ (1,543,491)
Transactions in shares of beneficial interest:
Class A	$ (1,553,313)	$ (5,085,490)
Class C	(538,303)	(309,226)
Class I	3,260,776	(12,082,234)
Net increase (decrease) in net assets from Fund share transactions	$ 1,169,160	$(17,476,950)
Net increase (decrease) in net assets	$ 479,264	$(20,186,217)
Net Assets
At beginning of year	$ 73,477,880	$ 93,664,097
At end of year	$73,957,144	$ 73,477,880
13
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Financial Highlights

	Class A
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 10.37	$ 10.59	$ 10.91	$ 10.60	$ 10.24
Income (Loss) From Operations
Net investment income	$ 0.29	$ 0.17	$ 0.10	$ 0.13	$ 0.17
Net realized and unrealized gain (loss)	(0.07)	(0.21)	(0.30)	0.31	0.36
Total income (loss) from operations	$ 0.22	$ (0.04)	$ (0.20)	$ 0.44	$ 0.53
Less Distributions
From net investment income	$ (0.29)	$ (0.17)	$ (0.10)	$ (0.13)	$ (0.17)
From net realized gain	—	(0.01)	(0.02)	—	—
Total distributions	$ (0.29)	$ (0.18)	$ (0.12)	$ (0.13)	$ (0.17)
Net asset value — End of year	$10.30	$10.37	$ 10.59	$ 10.91	$ 10.60
Total Return(1)	2.15%	(0.37)%	(1.87)%	4.19%	5.23%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 7,362	$ 9,006	$14,526	$22,853	$19,901
Ratios (as a percentage of average daily net assets):(2)
Total expenses	0.81%	0.80%	0.78%	0.81%	0.83%
Net expenses	0.64% (3)	0.64% (3)	0.65%	0.65%	0.65%
Net investment income	2.99%	1.57%	0.92%	1.23%	1.64%
Portfolio Turnover	82%	90%	34%	81%	41%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(3)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the years ended January 31, 2024 and 2023).
14
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Financial Highlights — continued

	Class C
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 10.37	$ 10.59	$ 10.91	$ 10.59	$ 10.24
Income (Loss) From Operations
Net investment income	$ 0.21	$ 0.09	$ 0.02	$ 0.05	$ 0.09
Net realized and unrealized gain (loss)	(0.07)	(0.21)	(0.30)	0.32	0.35
Total income (loss) from operations	$ 0.14	$ (0.12)	$ (0.28)	$ 0.37	$ 0.44
Less Distributions
From net investment income	$ (0.21)	$ (0.09)	$ (0.02)	$ (0.05)	$ (0.09)
From net realized gain	—	(0.01)	(0.02)	—	—
Total distributions	$ (0.21)	$ (0.10)	$ (0.04)	$ (0.05)	$ (0.09)
Net asset value — End of year	$10.30	$10.37	$10.59	$10.91	$10.59
Total Return(1)	1.39%	(1.12)%	(2.60)%	3.52%	4.35%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 2,628	$ 3,198	$ 3,591	$ 3,994	$ 3,875
Ratios (as a percentage of average daily net assets):(2)
Total expenses	1.56%	1.55%	1.53%	1.56%	1.58%
Net expenses	1.39% (3)	1.39% (3)	1.40%	1.40%	1.40%
Net investment income	2.24%	0.89%	0.17%	0.48%	0.90%
Portfolio Turnover	82%	90%	34%	81%	41%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(3)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the years ended January 31, 2024 and 2023).
15
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2024	2023	2022	2021	2020
Net asset value — Beginning of year	$ 10.38	$ 10.60	$ 10.92	$ 10.61	$ 10.25
Income (Loss) From Operations
Net investment income	$ 0.31	$ 0.20	$ 0.13	$ 0.16	$ 0.20
Net realized and unrealized gain (loss)	(0.07)	(0.22)	(0.30)	0.31	0.36
Total income (loss) from operations	$ 0.24	$ (0.02)	$ (0.17)	$ 0.47	$ 0.56
Less Distributions
From net investment income	$ (0.31)	$ (0.19)	$ (0.13)	$ (0.16)	$ (0.20)
From net realized gain	—	(0.01)	(0.02)	—	—
Total distributions	$ (0.31)	$ (0.20)	$ (0.15)	$ (0.16)	$ (0.20)
Net asset value — End of year	$ 10.31	$ 10.38	$ 10.60	$ 10.92	$ 10.61
Total Return(1)	2.40%	(0.12)%	(1.62)%	4.45%	5.49%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$63,967	$61,275	$75,548	$66,298	$47,792
Ratios (as a percentage of average daily net assets):(2)
Total expenses	0.56%	0.55%	0.53%	0.56%	0.58%
Net expenses	0.39% (3)	0.39% (3)	0.40%	0.40%	0.40%
Net investment income	3.23%	1.88%	1.17%	1.46%	1.88%
Portfolio Turnover	82%	90%	34%	81%	41%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(3)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the years ended January 31, 2024 and 2023).
16
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees— Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
17

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2024 and January 31, 2023 was as follows:
	Year Ended January 31,
	2024	2023
Tax-exempt income	$2,082,606	$1,360,117
Ordinary income	$ 180,826	$ 152,565
Long-term capital gains	$ —	$ 30,809
As of January 31, 2024, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 15,978
Deferred capital losses	(3,026,522)
Net unrealized appreciation	890,838
Accumulated loss	$(2,119,706)
At January 31, 2024, the Fund, for federal income tax purposes, had deferred capital losses of $3,026,522 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2024, $1,469,608 are short-term and $1,556,914 are long-term.
18

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$75,623,376
Gross unrealized appreciation	$ 1,170,735
Gross unrealized depreciation	(279,897)
Net unrealized appreciation	$ 890,838
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the year ended January 31, 2024, the investment adviser and administration fee amounted to $242,676 or 0.32% of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fee paid by the Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2024, the investment adviser and administration fee paid was reduced by $6,173 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2024. Pursuant to this agreement, EVM and Parametric were allocated $119,941 in total of the Fund's operating expenses for the year ended January 31, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2024, EVM earned $2,473 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,727 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2024. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2024 amounted to $21,269 for Class A shares.
19

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Notes to Financial Statements — continued

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2024, the Fund paid or accrued to EVD $22,468 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2024 amounted to $7,489 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2024, the Fund was informed that EVD received no CDSCs paid by Class A or Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $63,297,079 and $59,529,590, respectively, for the year ended January 31, 2024.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	76,311	$ 780,068	127,739	$ 1,306,576
Issued to shareholders electing to receive payments of distributions in Fund shares	23,387	237,363	17,448	177,448
Redemptions	(253,620)	(2,570,744)	(648,240)	(6,569,514)
Net decrease	(153,922)	$ (1,553,313)	(503,053)	$ (5,085,490)
Class C
Sales	5,386	$ 54,883	69,657	$ 699,085
Issued to shareholders electing to receive payments of distributions in Fund shares	6,059	61,483	3,041	30,862
Redemptions	(64,743)	(654,669)	(103,349)	(1,039,173)
Net decrease	(53,298)	$ (538,303)	(30,651)	$ (309,226)
20

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Notes to Financial Statements — continued

	Year Ended January 31, 2024		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class I
Sales	2,674,876	$ 27,244,712	5,026,077	$ 51,335,670
Issued to shareholders electing to receive payments of distributions in Fund shares	193,284	1,963,280	131,048	1,333,361
Redemptions	(2,568,409)	(25,947,216)	(6,379,165)	(64,751,265)
Net increase (decrease)	299,751	$ 3,260,776	(1,222,040)	$(12,082,234)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings outstanding pursuant to its line of credit at January 31, 2024. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2024.
9   Affiliated Investments
At January 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $4,512,016, which represents 6.1% of the Fund's net assets. Transactions in such investments by the Fund for the year ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$6,057,601	$60,484,807	$(62,030,392)	$ —	$ —	$4,512,016	$202,976	4,512,016
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
21

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Notes to Financial Statements — continued

At January 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 72,002,198	$ —	$ 72,002,198
Short-Term Investments	4,512,016	—	—	4,512,016
Total Investments	$ 4,512,016	$ 72,002,198	$ —	$76,514,214
22

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust II), including the portfolio of investments, as of January 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 20, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
23

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2025 will show the tax status of all distributions paid to your account in calendar year 2024. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended January 31, 2024, the Fund designates 92.01% of distributions from net investment income as an exempt-interest dividend.
24

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust II (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is One Post Office Square, Boston, Massachusetts 02109. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, “MSIM” refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
25

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management ‘Classic’ (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
26

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2024
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Laura T. Donovan 1976	Chief Compliance Officer	Since 2024	Vice President of EVM and BMR.
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.
27

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
28

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
29

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.
30

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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

21124    1.31.24

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a

Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance High Yield Municipal Income Fund, Parametric TABS Intermediate-Term Municipal Bond Fund, Parametric TABS Short-Term Municipal Bond Fund, Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund and Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust II (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 5 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal years ended January 31, 2023 and January 31, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance High Yield Municipal Income Fund

Fiscal Years Ended	1/31/23	1/31/24
Audit Fees	$86,050	$86,500
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$86,050	$86,500

Parametric TABS Intermediate-Term Municipal Bond Fund

Fiscal Years Ended	1/31/23	1/31/24
Audit Fees	$45,250	$45,700
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$1,825	$0
All Other Fees(3)	$0	$0

Total	$47,075	$45,700

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Fiscal Years Ended	1/31/23	1/31/24
Audit Fees	$17,650	$50,500
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$17,650	$50,500

Parametric TABS Short-Term Municipal Bond Fund

Fiscal Years Ended	1/31/23	1/31/24
Audit Fees	$44,950	$45,400
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$1,825	$0
All Other Fees(3)	$0	$0

Total	$46,775	$45,400

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Fiscal Years Ended	1/31/23	1/31/24
Audit Fees	$34,750	$35,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$2,175	$0
All Other Fees(3)	$0	$0

Total	$36,925	$35,200

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Funds comprised all of the Series of the Trust at January 31, 2024, and have the same fiscal year end (January 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	1/31/23	1/31/24
Audit Fees	$228,650	$263,300
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$5,825	$0
All Other Fees(3)	$0	$0

Total	$234,475	$263,300

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	1/31/23	1/31/24
Registrant(1)	$5,825	$0
Eaton Vance(2)	$52,836	$52,836

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrant

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: March 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: March 25, 2024